Item 1. Schedule of Investments:
--------------------------------

The George Putnam Fund of Boston

QUARTERLY PORTFOLIO HOLDINGS

10-31-04


The George Putnam Fund of Boston
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
October 31, 2004 (unaudited)

Common stocks (60.9%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.1%)
-----------------------------------------------------------------------------------------------------------
         47,500  Omnicom Group, Inc.                                                             $3,747,750

Aerospace and Defense (1.3%)
-----------------------------------------------------------------------------------------------------------
        432,208  Boeing Co. (The) (S)                                                            21,567,179
        665,400  Lockheed Martin Corp.                                                           36,656,886
        217,900  Northrop Grumman Corp.                                                          11,276,325
                                                                                              -------------
                                                                                                 69,500,390

Airlines (0.1%)
-----------------------------------------------------------------------------------------------------------
        239,600  Southwest Airlines Co.                                                           3,778,492

Automotive (0.3%)
-----------------------------------------------------------------------------------------------------------
        258,200  Lear Corp.                                                                      13,922,144

Banking (9.1%)
-----------------------------------------------------------------------------------------------------------
      2,477,300  Bank of America Corp.                                                          110,958,267
        697,600  Bank of New York Co., Inc. (The)                                                22,644,096
      3,196,500  Citigroup, Inc. (SEG)                                                          141,828,705
        166,146  KeyCorp                                                                          5,580,844
        916,600  State Street Corp. (S)                                                          41,292,830
      2,397,700  U.S. Bancorp                                                                    68,598,197
      1,225,300  Wachovia Corp. (S)                                                              60,297,013
        829,730  Wells Fargo & Co.                                                               49,551,476
                                                                                              -------------
                                                                                                500,751,428

Basic Materials (--%)
-----------------------------------------------------------------------------------------------------------
         44,900  Vulcan Materials Co.                                                             2,235,122

Beverage (0.7%)
-----------------------------------------------------------------------------------------------------------
        391,600  Coca-Cola Co. (The)                                                             15,922,456
        683,600  Coca-Cola Enterprises, Inc.                                                     14,294,076
        121,200  PepsiCo, Inc.                                                                    6,009,096
                                                                                              -------------
                                                                                                 36,225,628

Biotechnology (0.2%)
-----------------------------------------------------------------------------------------------------------
        168,100  Amgen, Inc. (NON)                                                                9,548,080

Broadcasting (0.5%)
-----------------------------------------------------------------------------------------------------------
        760,200  Viacom, Inc. Class B                                                            27,739,698

Building Materials (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,306,000  Masco Corp.                                                                     44,743,560

Cable Television (0.2%)
-----------------------------------------------------------------------------------------------------------
        227,700  Echostar Communications Corp. Class A
                 (NON)                                                                            7,199,874
        117,984  Liberty Media International, Inc. Class
                 A (NON)                                                                          4,253,323
                                                                                              -------------
                                                                                                 11,453,197

Capital Goods (0.1%)
-----------------------------------------------------------------------------------------------------------
        101,200  Eaton Corp.                                                                      6,471,740

Chemicals (1.2%)
-----------------------------------------------------------------------------------------------------------
        730,100  Dow Chemical Co. (The)                                                          32,810,694
        215,261  Engelhard Corp.                                                                  6,091,886
        359,697  PPG Industries, Inc.                                                            22,930,684
        123,300  Rohm & Haas Co.                                                                  5,226,687
                                                                                              -------------
                                                                                                 67,059,951

Commercial and Consumer Services (0.3%)
-----------------------------------------------------------------------------------------------------------
      2,477,860  Service Corp. International (NON)                                               16,378,655

Communications Equipment (0.2%)
-----------------------------------------------------------------------------------------------------------
        651,900  Cisco Systems, Inc. (NON)                                                       12,522,999

Computers (2.2%)
-----------------------------------------------------------------------------------------------------------
        141,300  Dell, Inc. (NON)                                                                 4,953,978
      4,310,881  Hewlett-Packard Co.                                                             80,441,039
        401,400  IBM Corp.                                                                       36,025,650
                                                                                              -------------
                                                                                                121,420,667

Conglomerates (3.2%)
-----------------------------------------------------------------------------------------------------------
          5,377  Berkshire Hathaway, Inc. Class B (NON)                                          15,077,108
      2,232,100  General Electric Co.                                                            76,159,252
        513,100  Honeywell International, Inc.                                                   17,281,208
      2,198,750  Tyco International, Ltd. (Bermuda) (S)                                          68,491,063
                                                                                              -------------
                                                                                                177,008,631

Consumer Finance (0.8%)
-----------------------------------------------------------------------------------------------------------
         80,700  Capital One Financial Corp. (S)                                                  5,952,432
        401,952  Countrywide Financial Corp.                                                     12,834,327
        499,190  MBNA Corp.                                                                      12,794,240
        723,600  Providian Financial Corp. (NON)                                                 11,251,980
                                                                                              -------------
                                                                                                 42,832,979

Consumer Goods (0.9%)
-----------------------------------------------------------------------------------------------------------
        368,400  Colgate-Palmolive Co.                                                           16,438,008
         82,800  Energizer Holdings, Inc. (NON) (S)                                               3,844,404
        226,300  Estee Lauder Cos., Inc. (The) Class A                                            9,719,585
        388,600  Procter & Gamble Co.                                                            19,888,548
                                                                                              -------------
                                                                                                 49,890,545

Electric Utilities (1.9%)
-----------------------------------------------------------------------------------------------------------
         84,000  Alliant Energy Corp.                                                             2,215,920
         97,050  Dominion Resources, Inc. (S)                                                     6,242,256
        463,300  Edison International                                                            14,130,650
        185,000  Entergy Corp.                                                                   12,091,600
        509,500  Exelon Corp.                                                                    20,186,390
        923,250  PG&E Corp. (NON)                                                                29,580,930
        106,200  PPL Corp.                                                                        5,522,400
        132,580  Progress Energy, Inc.                                                            5,475,554
        129,500  Public Service Enterprise Group, Inc.                                            5,515,405
        146,600  Wisconsin Energy Corp.                                                           4,785,024
                                                                                              -------------
                                                                                                105,746,129

Electrical Equipment (0.2%)
-----------------------------------------------------------------------------------------------------------
        142,400  Emerson Electric Co.                                                             9,120,720

Electronics (1.3%)
-----------------------------------------------------------------------------------------------------------
      1,845,800  Intel Corp.                                                                     41,087,508
      1,332,600  Motorola, Inc.                                                                  23,000,676
        430,600  Vishay Intertechnology, Inc. (NON)                                               5,567,658
                                                                                              -------------
                                                                                                 69,655,842

Energy (0.3%)
-----------------------------------------------------------------------------------------------------------
        260,000  GlobalSantaFe Corp. (Cayman Islands)                                             7,670,000
        217,400  Noble Corp. (Cayman Islands) (NON)                                               9,930,832
                                                                                              -------------
                                                                                                 17,600,832

Financial (2.8%)
-----------------------------------------------------------------------------------------------------------
         75,950  CIT Group, Inc. (S)                                                              3,068,380
        876,690  Fannie Mae                                                                      61,499,804
        955,740  Freddie Mac                                                                     63,652,284
        161,500  Hartford Financial Services Group, Inc.
                 (The) (S)                                                                        9,444,520
        359,500  Metlife, Inc.                                                                   13,786,825
        123,600  PMI Group, Inc. (The) (S)                                                        4,798,152
                                                                                              -------------
                                                                                                156,249,965

Food (0.7%)
-----------------------------------------------------------------------------------------------------------
        181,200  Aramark Corp. Class B                                                            4,086,060
        423,800  General Mills, Inc.                                                             18,753,150
        484,500  H.J. Heinz Co.                                                                  17,611,575
            330  PSF Group Holdings, Inc. 144A Class A
                 (NON)                                                                              495,570
                                                                                              -------------
                                                                                                 40,946,355

Forest Products and Packaging (0.7%)
-----------------------------------------------------------------------------------------------------------
        352,450  Boise Cascade Corp. (NON)                                                       10,404,324
        752,200  Smurfit-Stone Container Corp. (NON) (S)                                         13,058,192
        346,950  Sonoco Products Co.                                                              9,246,218
         62,800  Weyerhaeuser Co.                                                                 3,933,792
                                                                                              -------------
                                                                                                 36,642,526

Gaming & Lottery (0.3%)
-----------------------------------------------------------------------------------------------------------
        240,300  Harrah's Entertainment, Inc. (S)                                                14,062,356

Health Care Services (1.1%)
-----------------------------------------------------------------------------------------------------------
        240,500  AmerisourceBergen Corp.                                                         13,237,120
        174,800  CIGNA Corp.                                                                     11,092,808
        211,500  Express Scripts, Inc. Class A (NON)                                             13,536,000
        153,400  Laboratory Corp. of America Holdings
                 (NON)                                                                            7,025,720
        254,000  Medco Health Solutions, Inc. (NON)                                               8,613,140
         77,200  Quest Diagnostics, Inc.                                                          6,758,088
                                                                                              -------------
                                                                                                 60,262,876

Homebuilding (0.1%)
-----------------------------------------------------------------------------------------------------------
        151,600  Lennar Corp.                                                                     6,818,968

Household Furniture and Appliances (0.5%)
-----------------------------------------------------------------------------------------------------------
        491,400  Whirlpool Corp. (S)                                                             28,869,750

Insurance (3.1%)
-----------------------------------------------------------------------------------------------------------
      1,073,500  ACE, Ltd. (Bermuda)                                                             40,857,410
        222,400  Allstate Corp.                                                                  10,695,216
        263,950  American International Group, Inc.                                              16,024,405
        164,300  AON Corp. (S)                                                                    3,353,363
        199,200  Axis Capital Holdings, Ltd. (Bermuda)                                            4,991,952
        135,500  Chubb Corp. (The)                                                                9,773,615
         77,700  Lincoln National Corp.                                                           3,403,260
         93,000  MBIA, Inc.                                                                       5,380,980
         97,305  Montpelier Re Holdings, Ltd. (Bermuda)                                           3,626,557
         57,300  Old Republic International Corp.                                                 1,337,955
        191,000  Radian Group, Inc.                                                               9,154,630
        734,286  St. Paul Travelers Cos., Inc. (The)                                             24,936,353
         32,800  Torchmark Corp.                                                                  1,771,856
         93,800  Willis Group Holdings, Ltd. (Bermuda)                                            3,372,110
        399,950  XL Capital, Ltd. Class A (Bermuda) (S)                                          28,996,375
                                                                                              -------------
                                                                                                167,676,037

Investment Banking/Brokerage (2.7%)
-----------------------------------------------------------------------------------------------------------
      2,100,700  JPMorgan Chase & Co.                                                            81,087,020
        293,570  Lehman Brothers Holdings, Inc.                                                  24,116,776
        501,800  Merrill Lynch & Co., Inc.                                                       27,067,092
        338,800  Morgan Stanley Dean Witter & Co.                                                17,309,292
                                                                                              -------------
                                                                                                149,580,180

Leisure (0.1%)
-----------------------------------------------------------------------------------------------------------
         91,100  Brunswick Corp. (S)                                                              4,274,412

Lodging/Tourism (0.4%)
-----------------------------------------------------------------------------------------------------------
        929,246  Cendant Corp.                                                                   19,133,175
        252,900  Hilton Hotels Corp. (S)                                                          5,032,710
                                                                                              -------------
                                                                                                 24,165,885

Machinery (0.9%)
-----------------------------------------------------------------------------------------------------------
        614,350  Ingersoll-Rand Co. Class A (Bermuda)                                            42,046,114
         72,700  Parker-Hannifin Corp.                                                            5,134,801
                                                                                              -------------
                                                                                                 47,180,915

Manufacturing (0.1%)
-----------------------------------------------------------------------------------------------------------
        206,450  Dover Corp.                                                                      8,107,292

Media (0.8%)
-----------------------------------------------------------------------------------------------------------
        249,800  Fox Entertainment Group, Inc. Class A
                 (NON)                                                                            7,409,068
      1,404,300  Liberty Media Corp. Class A (NON)                                               12,526,356
        976,702  Walt Disney Co. (The)                                                           24,632,424
                                                                                              -------------
                                                                                                 44,567,848

Medical Technology (0.3%)
-----------------------------------------------------------------------------------------------------------
         52,500  Baxter International, Inc.                                                       1,614,900
        252,300  Medtronic, Inc.                                                                 12,895,053
                                                                                              -------------
                                                                                                 14,509,953

Metals (0.2%)
-----------------------------------------------------------------------------------------------------------
        375,800  Alcoa, Inc.                                                                     12,213,500

Natural Gas Utilities (0.1%)
-----------------------------------------------------------------------------------------------------------
        259,400  MDU Resources Group, Inc.                                                        6,653,610

Office Equipment & Supplies (0.1%)
-----------------------------------------------------------------------------------------------------------
        100,056  Pitney Bowes, Inc.                                                               4,377,450

Oil & Gas (6.3%)
-----------------------------------------------------------------------------------------------------------
        179,300  Amerada Hess Corp. (S)                                                          14,471,303
        291,000  BP PLC ADR (United Kingdom)                                                     16,950,750
      1,596,900  Chevron Texaco Corp.                                                            84,731,514
      3,672,600  ExxonMobil Corp.                                                               180,765,372
        642,500  Marathon Oil Corp.                                                              24,485,675
        431,600  Unocal Corp.                                                                    18,019,300
        159,800  Valero Energy Corp.                                                              6,866,606
                                                                                              -------------
                                                                                                346,290,520

Pharmaceuticals (3.2%)
-----------------------------------------------------------------------------------------------------------
      1,238,800  Abbott Laboratories                                                             52,810,044
        763,200  Johnson & Johnson                                                               44,555,616
        574,300  King Pharmaceuticals, Inc. (NON) (S)                                             6,265,613
      2,452,540  Pfizer, Inc.                                                                    71,001,033
         98,900  Wyeth                                                                            3,921,385
                                                                                              -------------
                                                                                                178,553,691

Photography/Imaging (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,834,648  Xerox Corp. (NON) (S)                                                           27,097,751

Railroads (1.2%)
-----------------------------------------------------------------------------------------------------------
        444,500  Canadian National Railway Co. (Canada)                                          24,025,225
        705,200  Union Pacific Corp.                                                             44,406,444
                                                                                              -------------
                                                                                                 68,431,669

Regional Bells (1.7%)
-----------------------------------------------------------------------------------------------------------
        302,524  BellSouth Corp.                                                                  8,068,315
        967,475  SBC Communications, Inc.                                                        24,438,419
      1,498,883  Verizon Communications, Inc.                                                    58,606,325
                                                                                              -------------
                                                                                                 91,113,059

Restaurants (0.8%)
-----------------------------------------------------------------------------------------------------------
        277,200  Darden Restaurants, Inc. (S)                                                     6,791,400
      1,191,900  McDonald's Corp.                                                                34,743,885
                                                                                              -------------
                                                                                                 41,535,285

Retail (2.0%)
-----------------------------------------------------------------------------------------------------------
        112,100  AutoZone, Inc. (NON) (S)                                                         9,170,901
        402,900  Home Depot, Inc. (The)                                                          16,551,132
         63,400  JC Penney Co., Inc. (Holding Co.) (S)                                            2,193,006
        511,600  Limited Brands (S)                                                              12,677,448
        288,100  Lowe's Cos., Inc. (S)                                                           16,214,268
      1,899,800  Office Depot, Inc. (NON)                                                        30,757,762
      4,508,415  Rite Aid Corp. (NON)                                                            16,771,304
        151,200  Wal-Mart Stores, Inc.                                                            8,152,704
                                                                                              -------------
                                                                                                112,488,525

Software (1.4%)
-----------------------------------------------------------------------------------------------------------
      1,718,800  Microsoft Corp.                                                                 48,109,212
      1,937,600  Oracle Corp. (NON)                                                              24,530,016
        371,600  Siebel Systems, Inc. (NON)                                                       3,530,200
                                                                                              -------------
                                                                                                 76,169,428

Technology Services (0.4%)
-----------------------------------------------------------------------------------------------------------
        226,600  Automatic Data Processing, Inc.                                                  9,832,174
        293,000  Fiserv, Inc. (NON) (S)                                                          10,413,220
                                                                                              -------------
                                                                                                 20,245,394

Textiles (0.2%)
-----------------------------------------------------------------------------------------------------------
        213,100  Liz Claiborne, Inc.                                                              8,711,528

Tobacco (1.8%)
-----------------------------------------------------------------------------------------------------------
      1,708,733  Altria Group, Inc.                                                              82,805,201
        201,000  Reynolds American, Inc. (S)                                                     13,840,860
                                                                                              -------------
                                                                                                 96,646,061

Toys (0.4%)
-----------------------------------------------------------------------------------------------------------
      1,372,000  Mattel, Inc. (S)                                                                24,023,720

Waste Management (0.2%)
-----------------------------------------------------------------------------------------------------------
        322,300  Republic Services, Inc.                                                          9,926,840
                                                                                              -------------
                 Total Common stocks  (cost $2,721,111,765)                                   $3,347,748,528

U.S. Government and Agency Mortgage Obligations (14.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
U.S. Government Guaranteed Mortgage Obligations (--%)
-----------------------------------------------------------------------------------------------------------
                 Government National Mortgage Association
                 Pass-Through Certificates
       $650,836  7s, with due dates from August 15, 2029
                 to October 15, 2031                                                               $699,085
                                                                                              -------------
                                                                                                    699,085

U.S. Government Agency Mortgage Obligations (14.8%)
-----------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation
        361,976  8 3/4s, with due dates from May 1, 2009
                 to June 1, 2009                                                                    387,129
                 Federal National Mortgage Association
                 Pass-Through Certificates
         20,133  11s, with due dates from October 1, 2015
                 to March 1, 2016                                                                    22,765
        449,171  9s, with due dates from January 1, 2027
                 to July 1, 2032                                                                    492,522
          6,611  8 3/4s, July 1, 2009                                                                 7,103
      2,199,559  8s, with due dates from August 1, 2026
                 to July 1, 2033                                                                  2,394,874
      2,396,144  7 1/2s, with due dates from October 1,
                 2025 to July 1, 2033                                                             2,570,714
    203,288,304  7s, with due dates from November 1, 2022
                 to August 1, 2034                                                              216,315,753
      2,530,170  7s, with due dates from November 1, 2007
                 to February 1, 2017                                                              2,691,036
     17,929,866  6 1/2s, with due dates from June 1, 2023
                 to September 1, 2034                                                            18,906,655
        509,066  6 1/2s, with due dates from July 1, 2010
                 to May 1, 2011                                                                     541,207
    169,900,000  6 1/2s, TBA, November 1, 2034                                                  178,607,375
         52,053  6s, December 1, 2033                                                                54,058
        337,737  6s, with due dates from December 1, 2013
                 to May 1, 2017                                                                     355,510
    169,200,000  6s, TBA, November 1, 2034                                                      175,439,250
    133,745,000  5 1/2s, TBA, November 1, 2033                                                  136,190,019
        574,276  5s, with due dates from March 1, 2019 to
                 June 1, 2019                                                                       586,996
     75,200,000  5s, TBA, November 1, 2019                                                       76,727,500
         41,091  4s, June 1, 2019                                                                    40,424
                                                                                              -------------
                                                                                                812,330,890
                                                                                              -------------
                 Total U.S. Government and Agency Mortgage Obligations (cost $807,476,809)     $813,029,975

U.S. Government Agency Obligations (0.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $38,135,000  Fannie Mae 7 1/4s, January 15, 2010                                            $44,456,239
                                                                                              -------------
                 Total U.S. Government Agency Obligations (cost $42,861,237)                    $44,456,239

U.S. Treasury Obligations (0.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 U.S. Treasury Notes
    $16,200,000  4 1/4s, August 15, 2014                                                        $16,488,563
      1,450,000  4 1/4s, November 15, 2013                                                        1,479,906
      3,005,000  3 1/4s, August 15, 2008                                                          3,029,416
                                                                                              -------------
                 Total U.S. Treasury Obligations  (cost $20,852,541)                            $20,997,885

Corporate bonds and notes (6.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.2%)
-----------------------------------------------------------------------------------------------------------
       $145,000  Boeing Capital Corp. sr. notes 6.1s,
                 2011                                                                              $159,337
        685,000  Boeing Co. (The) debs. 6 7/8s, 2043                                                785,728
        625,000  Litton Industries, Inc. sr. notes 8s,
                 2009                                                                               727,903
      1,270,000  Lockheed Martin Corp. bonds 8 1/2s, 2029                                         1,705,553
      1,115,000  Northrop Grumman Corp. company guaranty
                 7 1/8s, 2011                                                                     1,285,617
        725,000  Northrop Grumman Corp. notes 4.079s,
                 2006                                                                               737,847
        305,000  Raytheon Co. bonds 5 3/8s, 2013                                                    318,770
        625,000  Raytheon Co. debs. 7s, 2028                                                        715,290
      2,275,000  Raytheon Co. debs. 6s, 2010                                                      2,505,417
      1,145,000  Raytheon Co. notes 8.3s, 2010                                                    1,373,339
        830,000  Raytheon Co. notes 4.85s, 2011                                                     854,191
                                                                                              -------------
                                                                                                 11,168,992

Airlines (0.1%)
-----------------------------------------------------------------------------------------------------------
      4,215,000  Continental Airlines, Inc. pass-through
                 certificates Ser. 98-2, 6.32s, 2008                                              4,110,164

Automotive (0.3%)
-----------------------------------------------------------------------------------------------------------
      2,525,000  DaimlerChrysler NA Holding Corp. company
                 guaranty 7.2s, 2009                                                              2,846,829
      2,785,000  DaimlerChrysler NA Holding Corp. company
                 guaranty Ser. D, 3.4s, 2004                                                      2,788,550
      2,120,000  Ford Motor Co. debs. 9.98s, 2047                                                 2,612,777
        190,000  Ford Motor Credit Corp. notes 7 3/4s,
                 2007                                                                               206,707
      3,835,000  Ford Motor Credit Corp. notes 7 3/8s,
                 2009                                                                             4,170,954
      1,295,000  General Motors Acceptance Corp. bonds
                 8s, 2031                                                                         1,340,385
        755,000  General Motors Corp. debs. 8 3/8s, 2033                                            786,877
        430,000  General Motors Corp. notes 7.2s, 2011
                 (S)                                                                                452,970
        520,000  Lear Corp. company guaranty Ser. B,
                 8.11s, 2009                                                                        597,114
                                                                                              -------------
                                                                                                 15,803,163

Banking (1.0%)
-----------------------------------------------------------------------------------------------------------
      1,055,000  Allfirst Financial Inc. sub. notes 7.2s,
                 2007                                                                             1,161,247
        705,000  Bank of America Corp. sub. notes 7.4s,
                 2011                                                                               825,968
        405,000  Bank of New York Co., Inc. (The) sr.
                 sub. notes FRN 3.4s, 2013                                                          397,778
      2,355,000  Bank One Corp. sub. notes 7.6s, 2007                                             2,606,778
      5,449,000  Bank United Corp. notes Ser. A, 8s, 2009                                         6,340,342
        790,000  Barclays Bank PLC 144A FRN 6.86s, 2049
                 (United Kingdom)                                                                   883,951
        545,000  Capital One Bank notes 6 1/2s, 2013                                                598,486
        385,000  Capital One Bank notes Ser. BKNT, 4
                 7/8s, 2008                                                                         399,795
        470,000  Capital One Bank sr. notes Ser. BKNT,
                 6.7s, 2008                                                                         516,550
      1,925,000  Citigroup, Inc. debs. 6 5/8s, 2028                                               2,148,425
      3,382,000  Citigroup, Inc. 144A sub. notes 5s, 2014                                         3,431,364
      1,035,000  Countrywide Capital III company guaranty
                 Ser. B, 8.05s, 2027                                                              1,203,705
        375,000  Credit Suisse First Boston USA, Inc.
                 notes 6 1/8s, 2011 (S)                                                             411,437
      1,620,000  First Chicago NBD Corp. sub. notes 6
                 3/8s, 2009                                                                       1,816,366
      3,815,000  First Union National Bank sub. notes
                 7.8s, 2010                                                                       4,515,777
        935,000  Fleet Capital Trust V bank guaranty FRN
                 2.91s, 2028                                                                        929,995
      2,300,000  HSBC Capital Funding LP 144A bank
                 guaranty FRB 9.547s, 2049 (Jersey)                                               2,912,097
      1,455,000  Merita Bank, Ltd. sub. notes 6 1/2s,
                 2006 (Finland)                                                                   1,520,996
      1,095,000  National City Bank bonds 4 5/8s, 2013                                            1,086,794
        985,000  National City Bank sub. notes Ser. BKNT,
                 6 1/4s, 2011                                                                     1,082,913
      5,540,000  NB Capital Trust IV company guaranty 8
                 1/4s, 2027                                                                       6,252,976
        815,000  Nordea Bank Finland PLC sub. notes 6
                 1/2s, 2009 (Finland)                                                               901,616
      2,345,000  PNC Funding Corp. bonds 5 1/4s, 2015                                             2,402,206
      1,200,000  Popular North America, Inc. sub. notes 3
                 7/8s, 2008                                                                       1,205,768
         80,000  Rabobank Capital Funding II 144A bonds
                 5.26s, 2049                                                                         82,054
        985,000  Rabobank Capital Funding Trust 144A sub.
                 notes FRN 5.254s, 2016                                                             996,047
        400,000  Royal Bank of Scotland Group PLC FRB
                 7.648s, 2049 (United Kingdom)                                                      483,450
        680,000  Royal Bank of Scotland Group PLC FRN 7
                 3/8s, 2049 (United Kingdom) (S)                                                    719,798
      1,270,000  Suncorp-Metway, Ltd. 144A FRB 3 1/2s,
                 2013 (Australia)                                                                 1,253,529
      3,020,000  UBS AG/Jersey Branch FRN 4.91s, 2008
                 (United Kingdom)                                                                 3,140,800
      1,345,000  UBS Preferred Funding Trust I FRB
                 8.622s, 2049                                                                     1,650,233
      1,830,000  Wachovia Corp. sub. notes 5 1/4s, 2014
                 (S)                                                                              1,890,449
      1,010,000  Westpac Capital Trust III 144A sub.
                 notes FRN 5.819s, 2049                                                           1,061,419
                                                                                              -------------
                                                                                                 56,831,109

Beverage (0.1%)
-----------------------------------------------------------------------------------------------------------
        760,000  Diageo PLC company guaranty 8s, 2022
                 (United Kingdom)                                                                   986,532
        465,000  Foster's Finance Corp. 144A notes 4
                 7/8s, 2014                                                                         466,255
        215,000  Grand Metro Investment Corp. company
                 guaranty 9s, 2011                                                                  273,528
      1,380,000  Miller Brewing Co. 144A notes 5 1/2s,
                 2013 (S)                                                                         1,448,145
                                                                                              -------------
                                                                                                  3,174,460

Broadcasting (--%)
-----------------------------------------------------------------------------------------------------------
      1,355,000  Chancellor Media Corp. company guaranty
                 8s, 2008                                                                         1,535,086
         75,000  News America, Inc. company guaranty 4
                 3/4s, 2010                                                                          76,825
                                                                                              -------------
                                                                                                  1,611,911

Cable Television (0.2%)
-----------------------------------------------------------------------------------------------------------
        145,000  AT&T Broadband Corp. company guaranty 8
                 3/8s, 2013                                                                         177,901
        730,000  Cox Communications, Inc. notes 7 3/4s,
                 2010                                                                               837,706
        945,000  Cox Enterprises, Inc. 144A notes 8s,
                 2007                                                                             1,020,403
      3,585,000  Jones Intercable, Inc. sr. notes 7 5/8s,
                 2008                                                                             4,009,615
        535,000  TCI Communications, Inc. debs. 9.8s,
                 2012                                                                               689,368
      1,115,000  TCI Communications, Inc. debs. 8 3/4s,
                 2015                                                                             1,416,348
      2,175,000  TCI Communications, Inc. debs. 7 7/8s,
                 2013                                                                             2,571,809
        575,000  USA Interactive notes 7s, 2013 (S)                                                 636,046
                                                                                              -------------
                                                                                                 11,359,196

Chemicals (0.2%)
-----------------------------------------------------------------------------------------------------------
      1,270,000  Avery Dennison Corp. notes 4 7/8s, 2013                                          1,293,550
      1,315,000  Dow Chemical Co. (The) debs. 8.55s, 2009                                         1,559,824
        685,000  Dow Chemical Co. (The) notes 5 3/4s,
                 2009                                                                               737,956
      1,510,000  Dow Chemical Co. (The) Pass Through
                 Trust 144A company guaranty 4.027s, 2009                                         1,467,630
        685,000  Eastman Chemical Co. notes 3 1/4s, 2008                                            672,885
        450,000  ICI Wilmington Inc. company guaranty 5
                 5/8s, 2013                                                                         465,654
      1,150,000  ICI Wilmington Inc. company guaranty 4
                 3/8s, 2008                                                                       1,164,449
        922,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                 1,025,725
        945,000  Lubrizol Corp. (The) sr. notes 5 1/2s,
                 2014                                                                               952,842
        680,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                              758,200
        730,000  Monsanto Co. notes 4s, 2008                                                        736,169
        240,000  Monsanto Co. sr. notes 7 3/8s, 2012                                                282,723
        465,000  Praxair, Inc. notes 6 3/8s, 2012 (S)                                               525,693
                                                                                              -------------
                                                                                                 11,643,300

Computers (--%)
-----------------------------------------------------------------------------------------------------------
        695,000  SunGard Data Systems, Inc. bonds 4 7/8s,
                 2014                                                                               682,080

Conglomerates (0.1%)
-----------------------------------------------------------------------------------------------------------
      1,375,000  Tyco International Group SA company
                 guaranty 7s, 2028 (Luxembourg)                                                   1,572,062
      1,770,000  Tyco International Group SA company
                 guaranty 6 3/4s, 2011 (Luxembourg)                                               2,001,886
                                                                                              -------------
                                                                                                  3,573,948

Consumer Finance (0.2%)
-----------------------------------------------------------------------------------------------------------
        555,000  American General Finance Corp. sr. notes
                 Ser. MTN1, 4 5/8s, 2009                                                            570,245
        760,000  Block Financial  Corp. notes 5 1/8s,
                 2014                                                                               756,122
        445,000  Countrywide Home Loans, Inc. company
                 guaranty Ser. K, 5 5/8s, 2007                                                      468,949
      1,710,000  Countrywide Home Loans, Inc. company
                 guaranty Ser. MTNL, 4s, 2011                                                     1,668,662
      1,505,000  Household Finance Corp. notes 8s, 2010                                           1,786,981
      4,025,000  Household Finance Corp. notes 7s, 2012                                           4,650,062
      1,820,000  Household Finance Corp. notes 6 3/4s,
                 2011                                                                             2,058,684
                                                                                              -------------
                                                                                                 11,959,705

Consumer Goods (--%)
-----------------------------------------------------------------------------------------------------------
      1,385,000  Johnson (SC) & Son, Inc. 144A bonds 5
                 3/4s, 2033                                                                       1,404,307

Containers (--%)
-----------------------------------------------------------------------------------------------------------
        845,000  Sealed Air Corp. 144A bonds 6 7/8s, 2033                                           904,307
        800,000  Sealed Air Corp. 144A notes 5 5/8s, 2013
                 (S)                                                                                823,483
                                                                                              -------------
                                                                                                  1,727,790

Electric Utilities (0.8%)
-----------------------------------------------------------------------------------------------------------
        485,000  AEP Texas Central Co. sr. notes Ser. D,
                 5 1/2s, 2013                                                                       509,667
        785,000  AEP Texas North Co. sr. notes Ser. B, 5
                 1/2s, 2013                                                                         822,355
        275,000  American Electric Power Co., Inc. notes
                 Ser. A, 6 1/8s, 2006                                                               287,849
      4,845,000  Arizona Public Services Co. sr. notes 6
                 3/4s, 2006                                                                       5,191,408
        480,000  Carolina Power & Light Co. 1st mtge. 6
                 1/8s, 2033                                                                         506,922
      1,290,000  Cleveland Electric Illuminating Co.
                 (The) sr. notes 5.65s, 2013                                                      1,346,968
      2,410,000  Consumers Energy Co. 1st mtge. Ser. B, 5
                 3/8s, 2013                                                                       2,495,275
        735,000  Consumers Energy Co. bonds 6 1/4s, 2006                                            776,040
        975,000  Dayton Power & Light Co. (The) 144A 1st
                 mtge. 5 1/8s, 2013                                                                 995,364
      1,155,000  Duke Capital Corp. sr. notes Ser. A, 6
                 1/4s, 2005                                                                       1,182,526
      1,945,000  Exelon Generation Co., LLC sr. notes
                 6.95s, 2011 (S)                                                                  2,215,077
      1,055,000  Florida Power & Light Co. 1st mtge.
                 5.95s, 2033                                                                      1,130,474
        490,000  Florida Power & Light Co. 1st mtge. 5
                 5/8s, 2034                                                                         500,656
        515,000  Indianapolis Power & Light 144A 1st
                 mtge. 6.3s, 2013                                                                   558,579
      2,185,000  Monongahela Power Co. 1st mtge. 5s, 2006                                         2,243,219
      1,040,000  Nevada Power Co. 2nd mtge. 9s, 2013                                              1,211,600
      1,355,000  NiSource Finance Corp. company guaranty
                 7 7/8s, 2010                                                                     1,608,426
      1,880,000  Northern States Power Co. mtge. Ser. B,
                 8s, 2012                                                                         2,319,621
        820,000  Oncor Electric Delivery Co. sec. notes 7
                 1/4s, 2033                                                                         984,668
      1,365,000  Oncor Electric Delivery Co. sec. notes 6
                 3/8s, 2012                                                                       1,514,477
      1,015,000  Pacific Gas & Electric Co. 1st mtge.
                 6.05s, 2034                                                                      1,043,802
        550,000  Pacific Gas & Electric Co. 1st mtge.
                 4.8s, 2014                                                                         550,656
        370,000  Pacific Gas & Electric Co. 1st. mtge.
                 4.2s, 2011                                                                         368,799
      1,020,000  PacifiCorp Sinking Fund 1st mtge. 5.45s,
                 2013                                                                             1,080,276
        825,000  Pepco Holdings, Inc. notes 5 1/2s, 2007                                            866,784
        585,000  Potomac Edison Co. 1st mtge. 8s, 2024                                              603,991
      1,377,452  Power Receivable Finance LLC 144A sr.
                 notes 6.29s, 2012                                                                1,449,755
        605,000  PP&L Capital Funding, Inc. company
                 guaranty Ser. D, 8 3/8s, 2007                                                      676,835
        165,000  Progress Energy, Inc. sr. notes 6.05s,
                 2007                                                                               174,913
        570,000  Public Service Company of New Mexico sr.
                 notes 4.4s, 2008                                                                   576,600
      1,465,000  Public Service Electric & Gas Co. 1st
                 mtge. FRN 6 3/8s, 2008                                                           1,590,354
        375,000  Public Services Co. of Colorado sr.
                 notes Ser. A, 6 7/8s, 2009                                                         420,510
        765,000  Rochester Gas & Electric notes 6 3/8s,
                 2033                                                                               828,905
        770,000  Southern California Edison Co. 1st mtge.
                 6s, 2034                                                                           813,386
        985,000  Southern California Edison Co. 1st mtge.
                 5s, 2014                                                                         1,009,091
        660,000  Tampa Electric Co. notes 6 7/8s, 2012                                              745,162
         90,000  Westar Energy, Inc. 1st mtge. 6s, 2014                                              97,331
        730,000  Western Energy, Inc. sr. notes Ser. *, 7
                 1/8s, 2009                                                                         813,814
        560,000  Western Resources, Inc. 1st mtge. 7
                 7/8s, 2007                                                                         620,043
        921,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                       1,047,218
                                                                                              -------------
                                                                                                 43,779,396

Electronics (--%)
-----------------------------------------------------------------------------------------------------------
        390,000  Motorola, Inc. notes 7 5/8s, 2010                                                  457,470
      1,000,000  Motorola, Inc. notes 4.608s, 2007                                                1,029,706
                                                                                              -------------
                                                                                                  1,487,176

Energy (--%)
-----------------------------------------------------------------------------------------------------------
        548,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                         578,140
      1,180,000  Schlumberger Technology Corp. 144A notes
                 6 1/2s, 2012                                                                     1,331,894
                                                                                              -------------
                                                                                                  1,910,034

Financial (0.9%)
-----------------------------------------------------------------------------------------------------------
      3,165,000  Associates First Capital Corp. debs.
                 6.95s, 2018                                                                      3,724,600
      3,770,000  Associates First Capital Corp. sr. notes
                 6 1/4s, 2008                                                                     4,138,480
      4,065,000  Associates First Capital Corp. sub.
                 debs. 8.15s, 2009                                                                4,779,383
      1,250,000  AXA Financial, Inc. sr. notes 7 3/4s,
                 2010                                                                             1,468,901
      1,015,000  CIT Group, Inc. sr. notes 7 3/4s, 2012 (S)                                       1,211,541
      2,575,000  CIT Group, Inc. sr. notes 5s, 2014                                               2,584,994
      1,545,000  Executive Risk Capital Trust company
                 guaranty Class B, 8.675s, 2027                                                   1,777,432
      1,300,000  Fund American Cos. Inc. notes 5 7/8s,
                 2013                                                                             1,326,331
        565,000  General Electric Capital Corp. notes
                 Ser. A, 6 3/4s, 2032                                                               658,915
        830,000  General Electric Capital Corp. notes
                 Ser. A, 6s, 2012                                                                   911,301
        955,000  General Electric Capital Corp. notes
                 Ser. MTNA, 6 1/8s, 2011                                                          1,055,769
        600,000  Greenpoint Capital Trust I company
                 guaranty 9.1s, 2027                                                                693,136
        890,000  Hartford Financial Services Group, Inc.
                 (The) sr. notes 7.9s, 2010                                                       1,043,498
        760,000  Heller Financial, Inc. notes 7 3/8s,
                 2009                                                                               880,240
      1,585,000  International Lease Finance Corp. notes
                 4.35s, 2008                                                                      1,617,330
        765,000  John Hancock Global Funding II 144A
                 notes 7.9s, 2010                                                                   907,710
      8,205,000  Liberty Mutual Insurance 144A notes
                 7.697s, 2097                                                                     8,430,999
        680,000  Metlife, Inc. sr. notes 6 1/8s, 2011                                               741,345
        465,000  Nationwide Financial Services, Inc.
                 notes 5 5/8s, 2015                                                                 480,260
        375,000  Nationwide Mutual Insurance Co. 144A
                 notes 8 1/4s, 2031                                                                 455,852
        710,000  OneAmerica Financial Partners, Inc. 144A
                 bonds 7s, 2033                                                                     737,968
      1,515,000  Principal Life Global Funding I 144A
                 sec. notes 5 1/4s, 2013                                                          1,566,740
        865,000  Protective Life Corp. notes 4.3s, 2013                                             832,909
        795,000  Prudential Financial, Inc. notes Ser.
                 MTNB, 4 1/2s, 2013                                                                 773,018
        870,000  Prudential Insurance Co. 144A notes
                 8.3s, 2025                                                                       1,099,606
      1,585,000  St. Paul Co., Inc. (The) sr. notes 5
                 3/4s, 2007                                                                       1,677,727
        935,000  State Street Capital Trust II FRN
                 2.211s, 2008                                                                       939,952
      1,100,000  Steers Delaware Business Trust 144A
                 notes 5.565s, 2005                                                               1,129,898
      2,115,000  Sun Life Canada Capital Trust 144A
                 company guaranty 8.526s, 2049                                                    2,460,449
        565,000  Travelers Property Casualty Corp. sr.
                 notes 3 3/4s, 2008                                                                 562,364
                                                                                              -------------
                                                                                                 50,668,648

Food (0.1%)
-----------------------------------------------------------------------------------------------------------
      1,465,000  Archer Daniels Midland Co. debs. 8 1/8s,
                 2012                                                                             1,818,899
      2,070,000  Cadbury Schweppes US Finance LLC 144A
                 notes 3 7/8s, 2008                                                               2,084,511
      1,130,000  ConAgra Foods, Inc. notes 7 7/8s, 2010                                           1,336,981
        690,000  ConAgra Foods, Inc. notes 6 3/4s, 2011                                             783,930
      1,375,000  Hormel Foods Corp. notes 6 5/8s, 2011                                            1,550,901
        390,000  Tyson Foods, Inc. notes 8 1/4s, 2011                                               463,806
        150,000  Tyson Foods, Inc. notes 7 1/4s, 2006                                               160,989
                                                                                              -------------
                                                                                                  8,200,017

Forest Products and Packaging (0.1%)
-----------------------------------------------------------------------------------------------------------
        745,000  Georgia-Pacific Corp. sr. notes 8s, 2014                                           856,750
        975,000  Weyerhaeuser Co. debs. 7.95s, 2025                                               1,187,031
        675,000  Weyerhaeuser Co. debs. 7 1/8s, 2023                                                753,313
      1,005,000  Weyerhaeuser Co. notes 6 3/4s, 2012                                              1,137,424
                                                                                              -------------
                                                                                                  3,934,518

Gaming & Lottery (--%)
-----------------------------------------------------------------------------------------------------------
        810,000  GTECH Holdings Corp. notes 4 3/4s, 2010                                            821,189
        535,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                       605,888
        255,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                           286,556
                                                                                              -------------
                                                                                                  1,713,633

Homebuilding (0.1%)
-----------------------------------------------------------------------------------------------------------
      1,350,000  D.R. Horton, Inc. company guaranty 8s,
                 2009                                                                             1,522,125
        490,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                           527,975
        840,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                           842,100
         20,000  Lennar Corp. company guaranty Ser. B,
                 9.95s, 2010                                                                         21,725
        973,000  Lennar Corp. sr. notes 7 5/8s, 2009                                              1,099,760
      1,990,000  Pulte Homes, Inc. company guaranty 7
                 7/8s, 2011 (S)                                                                   2,322,455
                                                                                              -------------
                                                                                                  6,336,140

Investment Banking/Brokerage (0.1%)
-----------------------------------------------------------------------------------------------------------
      1,570,000  Goldman Sachs Group, Inc. (The) notes 4
                 3/4s, 2013                                                                       1,551,935
      3,050,000  JPMorgan Chase & Co. sub. notes 5 1/8s,
                 2014                                                                             3,099,038
        850,000  Lehman Brothers Holdings, Inc. notes 6
                 5/8s, 2012                                                                         958,669
        540,000  Merrill Lynch & Co., Inc. notes Ser. B,
                 4 3/4s, 2009                                                                       556,667
        820,000  Morgan Stanley Dean Witter & Co. sr.
                 notes 6 3/4s, 2011                                                                 930,752
                                                                                              -------------
                                                                                                  7,097,061

Lodging/Tourism (0.1%)
-----------------------------------------------------------------------------------------------------------
      2,015,000  Cendant Corp. notes 6 1/4s, 2010                                                 2,199,270
      1,015,000  Cendant Corp. sr. notes 7 3/8s, 2013 (S)                                         1,181,140
        900,000  Hilton Hotels Corp. notes 8 1/4s, 2011                                           1,075,500
        465,000  Hilton Hotels Corp. notes 7 5/8s, 2012                                             548,700
                                                                                              -------------
                                                                                                  5,004,610

Manufacturing (--%)
-----------------------------------------------------------------------------------------------------------
        265,000  Bunge Ltd. Finance Corp. company
                 guaranty 7.8s, 2012                                                                314,824
        905,000  Bunge Ltd. Finance Corp. company
                 guaranty 4 3/8s, 2008                                                              914,703
        420,000  Bunge Ltd. Finance Corp. notes 5 7/8s,
                 2013                                                                               445,216
                                                                                              -------------
                                                                                                  1,674,743

Media (0.2%)
-----------------------------------------------------------------------------------------------------------
        960,000  AOL Time Warner, Inc. bonds 7 5/8s, 2031                                         1,137,418
      1,330,000  Liberty Media Corp. sr. notes 5.7s, 2013                                         1,343,473
      4,090,000  Time Warner, Inc. debs. 9 1/8s, 2013                                             5,242,022
        915,000  Time Warner, Inc. notes 8.18s, 2007                                              1,029,625
                                                                                              -------------
                                                                                                  8,752,538

Metals (0.1%)
-----------------------------------------------------------------------------------------------------------
      1,205,000  Falconbridge, Ltd. bonds 5 3/8s, 2015
                 (Canada)                                                                         1,214,229
        595,000  Inco, Ltd. bonds 5.7s, 2015 (Canada)                                               620,592
        575,000  WMC Finance USA company guaranty 6 1/4s,
                 2033 (Australia)                                                                   597,322
        995,000  WMC Finance USA company guaranty 5 1/8s,
                 2013 (Australia) (S)                                                             1,008,433
                                                                                              -------------
                                                                                                  3,440,576

Natural Gas Utilities (0.1%)
-----------------------------------------------------------------------------------------------------------
        860,000  Atmos Energy Corp. notes 4.95s, 2014                                               859,375
        260,000  CenterPoint Energy Resources Corp. debs.
                 8.9s, 2006                                                                         289,468
      1,060,000  CenterPoint Energy Resources Corp. notes
                 7 3/4s, 2011                                                                     1,238,416
      2,440,000  Duke Energy Field Services, LLC notes 7
                 7/8s, 2010                                                                       2,885,834
      1,860,000  Kinder Morgan, Inc. sr. notes 6 1/2s,
                 2012 (S)                                                                         2,061,197
        545,000  National Fuel Gas Co. notes 5 1/4s, 2013                                           561,385
                                                                                              -------------
                                                                                                  7,895,675

Oil & Gas (0.3%)
-----------------------------------------------------------------------------------------------------------
        750,000  Amerada Hess Corp. notes 7 3/8s, 2009                                              853,220
        290,000  Amerada Hess Corp. unsub notes 6.65s,
                 2011                                                                               324,053
        935,000  Anadarko Finance Co. company guaranty
                 Ser. B, 6 3/4s, 2011                                                             1,064,149
        570,000  Buckeye Partners LP notes 5.3s, 2014                                               580,570
        590,000  Enterprise Products Operating LP 144A
                 sr. notes 5.6s, 2014                                                               601,223
        735,000  Enterprise Products Operating LP 144A
                 sr. notes 4 5/8s, 2009                                                             742,573
        290,000  Enterprise Products Operating LP 144A
                 sr. notes 4s, 2007                                                                 292,284
      1,230,000  Kerr-McGee Corp. company guaranty 6
                 7/8s, 2011                                                                       1,397,107
      1,140,000  MidAmerican Energy Holdings Co. sr.
                 notes 4 5/8s, 2007                                                               1,167,938
        245,000  MidAmerican Energy Holdings Co. sr.
                 notes 3 1/2s, 2008                                                                 242,014
      1,780,000  Motiva Enterprises, LLC 144A sr. notes
                 5.2s, 2012                                                                       1,839,857
      1,140,000  Ocean Energy, Inc. company guaranty 7
                 1/4s, 2011                                                                       1,314,946
        820,000  Petro-Canada, Ltd. bonds 5.35s, 2033
                 (Canada)                                                                           753,037
      1,525,000  Phillips Petroleum Co. notes 8 3/4s,
                 2010                                                                             1,889,952
        590,000  Sunoco, Inc. notes 4 7/8s, 2014                                                    587,885
        320,000  XTO Energy, Inc. sr. notes 7 1/2s, 2012                                            378,620
                                                                                              -------------
                                                                                                 14,029,428

Pharmaceuticals (0.1%)
-----------------------------------------------------------------------------------------------------------
      2,935,000  American Home Products Corp. notes
                 6.95s, 2011                                                                      3,291,564
        845,000  Bayer Corp. 144A FRB 6.2s, 2008                                                    911,865
        860,000  Hospira, Inc. notes 4.95s, 2009                                                    881,694
                                                                                              -------------
                                                                                                  5,085,123

Power Producers (--%)
-----------------------------------------------------------------------------------------------------------
        175,300  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)                                                     18

Railroads (0.1%)
-----------------------------------------------------------------------------------------------------------
        955,000  CSX Corp. notes 6 3/4s, 2011                                                     1,072,895
        385,000  CSX Corp. notes 6 1/4s, 2008                                                       419,137
      2,310,000  Norfolk Southern Corp. notes 7.05s, 2037                                         2,664,241
        115,000  Norfolk Southern Corp. sr. notes 6 3/4s,
                 2011                                                                               130,046
        870,000  Union Pacific Corp. notes 7 3/8s, 2009                                             995,580
        655,000  Union Pacific Corp. notes 6 5/8s, 2008                                             715,481
        590,000  Union Pacific Corp. 144A pass-through
                 certificates 5.214s, 2014                                                          592,820
                                                                                              -------------
                                                                                                  6,590,200

Real Estate (0.3%)
-----------------------------------------------------------------------------------------------------------
        650,000  CenterPoint Properties Trust notes Ser.
                 MTN, 4 3/4s, 2010                                                                  655,689
        660,000  Colonial Properties Trust notes 6 1/4s,
                 2014                                                                               685,919
        465,000  Developers Diversified Realty Corp.
                 notes 4 5/8s, 2010                                                                 465,465
      1,835,000  Equity One, Inc. company guaranty 3
                 7/8s, 2009                                                                       1,787,585
      2,850,000  Franchise Finance Corp. of America sr.
                 notes 8 3/4s, 2010 (R)                                                           3,576,682
        670,000  Heritage Property Investment Trust
                 company guaranty 5 1/8s, 2014                                                      652,994
      1,690,000  Hospitality Properties Trust notes 6
                 3/4s, 2013 (R)                                                                   1,844,839
        530,000  HRPT Properties Trust bonds 5 3/4s, 2014
                 (R)                                                                                537,822
        525,000  HRPT Properties Trust notes 6 1/4s, 2016                                           552,835
        200,000  iStar Financial, Inc. sr. notes 8 3/4s,
                 2008 (R)                                                                           230,507
      1,050,000  iStar Financial, Inc. sr. notes 7s, 2008
                 (R)                                                                              1,141,952
        680,000  iStar Financial, Inc. sr. notes 6s, 2010
                 (R)                                                                                720,417
        520,000  Kimco Realty Corp. notes Ser. MTNC,
                 5.19s, 2013                                                                        528,997
        675,000  Simon Property Group LP 144A notes 5
                 5/8s, 2014 (S)                                                                     697,581
      1,045,000  Vornado Realty Trust notes 4 3/4s, 2010                                          1,055,197
                                                                                              -------------
                                                                                                 15,134,481

Regional Bells (0.2%)
-----------------------------------------------------------------------------------------------------------
        200,000  Ameritech Capital Funding company
                 guaranty 6 1/4s, 2009                                                              216,000
      1,020,000  Bellsouth Capital Funding notes 7 3/4s,
                 2010                                                                             1,193,250
        440,000  SBC Communications, Inc. notes 5 7/8s,
                 2012                                                                               475,330
        740,000  SBC Communications, Inc. notes 5.1s,
                 2014                                                                               745,147
        740,000  SBC Communications, Inc. notes 4 1/8s,
                 2009                                                                               744,018
      3,970,000  Verizon New England Inc. sr. notes 6
                 1/2s, 2011                                                                       4,414,735
        670,000  Verizon Virginia Inc. debs. Ser. A, 4
                 5/8s, 2013                                                                         660,460
                                                                                              -------------
                                                                                                  8,448,940

Restaurants (--%)
-----------------------------------------------------------------------------------------------------------
        580,000  Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                           723,893

Retail (0.1%)
-----------------------------------------------------------------------------------------------------------
      1,751,203  CVS Corp. 144A pass-through certificates
                 6.117s, 2013                                                                     1,896,076
        805,000  Federated Department Stores, Inc. sr.
                 notes 6 5/8s, 2011 (S)                                                             903,804
      1,385,000  Fred Meyer, Inc. Holding Co. company
                 guaranty 7.45s, 2008                                                             1,549,272
        275,000  Kroger Co. company guaranty 6 3/4s, 2012                                           309,890
        540,000  May Department Stores Co. 144A notes 5
                 3/4s, 2014                                                                         557,667
        725,000  Nordstrom, Inc. debs. 6.95s, 2028                                                  811,864
      1,190,000  RadioShack Corp. notes 7 3/8s, 2011                                              1,378,329
                                                                                              -------------
                                                                                                  7,406,902

Technology Services (--%)
-----------------------------------------------------------------------------------------------------------
        645,000  Fiserv, Inc. notes 4s, 2008                                                        655,263

Telecommunications (0.6%)
-----------------------------------------------------------------------------------------------------------
      1,355,000  AT&T Wireless Services, Inc. sr. notes 8
                 3/4s, 2031                                                                       1,819,112
      3,125,000  AT&T Wireless Services, Inc. sr. notes 7
                 7/8s, 2011                                                                       3,722,834
      1,405,000  Deutsche Telekom International Finance
                 BV bonds 8 1/2s, 2010 (Netherlands)                                              1,692,686
      1,235,000  Deutsche Telekom International Finance
                 BV company guaranty 8 3/4s, 2030
                 (Netherlands)                                                                    1,617,764
      1,540,000  Deutsche Telekom International Finance
                 BV notes 5 1/4s, 2013 (Netherlands)                                              1,592,224
        540,000  France Telecom notes 9 1/4s, 2031
                 (France)                                                                           728,967
      3,345,000  France Telecom notes 7 3/4s, 2011
                 (France)                                                                         4,017,429
      1,085,000  Koninklijke (Royal) KPN NV sr. unsub.
                 notes 8 3/8s, 2030 (Netherlands)                                                 1,413,731
      1,715,000  Nextel Communications, Inc. sr. notes
                 5.95s, 2014                                                                      1,753,588
      2,455,000  Sprint Capital Corp. company guaranty 7
                 5/8s, 2011 (S)                                                                   2,871,262
      4,420,000  Sprint Capital Corp. company guaranty 6
                 7/8s, 2028                                                                       4,746,749
      1,460,000  Telecom Italia Capital company guaranty
                 6 3/8s, 2033 (Luxembourg) (S)                                                    1,515,292
      1,165,000  Telecom Italia Capital SA company
                 guaranty 5 1/4s, 2013 (Luxembourg)                                               1,192,830
      1,610,000  Telecom Italia Capital SA company
                 guaranty 4s, 2008 (Luxembourg)                                                   1,620,719
        775,000  United States Cellular Corp. notes 6.7s,
                 2033                                                                               786,407
        725,000  Vodafone Group PLC notes 7 7/8s, 2030
                 (United Kingdom) (S)                                                               931,829
      1,005,000  Vodafone Group PLC notes 7 3/4s, 2010
                 (United Kingdom)                                                                 1,182,482
                                                                                              -------------
                                                                                                 33,205,905

Telephone (--%)
-----------------------------------------------------------------------------------------------------------
      1,655,000  Telefonica Europe BV company guaranty 7
                 3/4s, 2010 (Netherlands)                                                         1,961,829

Waste Management (--%)
-----------------------------------------------------------------------------------------------------------
      1,245,000  Waste Management, Inc. sr. notes 7 3/8s,
                 2010                                                                             1,442,484
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $363,735,243)                          $381,629,356

Asset-backed securities (7.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $12,890,250  Aames Mortgage Trust Ser. 03-1, Class A,
                 Interest Only (IO), 6s, 2005                                                      $565,915
      6,157,000  Ace Securities Corp. Ser. 03-FM1, Class
                 A, IO, 4 1/2s, 2005                                                                219,189
      1,926,888  Advanta Mortgage Loan Trust Ser. 00-1,
                 Class A4, 8.61s, 2028                                                            1,992,523
                 Aegis Asset Backed Securities Trust 144A
        437,628  Ser. 04-1N, Class Note, 5s, 2034                                                   436,671
        740,640  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                 736,358
        955,524  Ser. 04-4N, Class Note, 5s, 2034                                                   955,168
      5,417,754  AFC Home Equity Loan Trust Ser. 99-2,
                 Class 1A, 2.343s, 2029                                                           5,417,754
     10,740,000  American Express Credit Account Master
                 Trust 144A Ser. 04-C, Class C, 2.37s,
                 2012                                                                            10,741,675
        431,000  Ameriquest Finance NIM Trust 144A Ser.
                 04-IAN, Class 1A, 2s, 2034                                                         429,923
                 Ameriquest Mortgage Securities, Inc.
     12,268,500  Ser. 02-3, Class S, IO, 6s, 2032                                                   242,494
      6,485,358  Ser. 03-12, Class S, IO, 5s, 2006                                                  273,601
      7,639,691  Ser. 03-6, Class S, IO, 5s, 2033                                                   302,305
      5,561,215  Ser. 03-8, Class S, IO, 5s, 2006                                                   222,449
      1,502,000  Ameriquest Mortgage Securities, Inc.
                 144A Ser. 04-RN9, 4.8s, 2034                                                     1,500,198
                 Amortizing Residential Collateral Trust
      3,024,545  Ser. 02-BC1, Class A, IO, 6s, 2005                                                  58,620
      6,034,727  Ser. 02-BC10, Class A, IO, 6s, 2004                                                 57,121
      9,531,818  Ser. 02-BC3, Class A, IO, 6s, 2005                                                 184,213
     10,922,545  Ser. 02-BC9, Class A, IO, 6s, 2004                                                  49,030
                 AQ Finance NIM Trust 144A
        168,750  Ser. 03-N7A, Class Note, 9.07s, 2033                                               169,224
        199,306  Ser. 03-N9A, Class Note, 7.385s, 2033                                              200,302
        144,320  Arc Net Interest Margin Trust Ser. 02-2,
                 Class A, 7 3/4s, 2032                                                              144,080
                 Arcap REIT, Inc. 144A
      1,283,000  Ser. 03-1A, Class E, 7.11s, 2038                                                 1,377,621
      1,112,000  Ser. 04-1A, Class E, 6.42s, 2039                                                 1,138,584
                 Argent NIM Trust 144A
        246,202  Ser. 03-N6, Class A, 6.4s, 2034 (Cayman
                 Islands)                                                                           246,817
        202,075  Ser. 03-N8, Class A, 5.56s, 2034 (Cayman
                 Islands)                                                                           202,075
        785,865  Ser. 04-WN2, Class A, 4.55s, 2034
                 (Cayman Islands)                                                                   782,918
        635,962  Ser. 04-WN4, Class A, 4.459s, 2034                                                 634,074
        643,000  Ser. 04-WN9, Class A, 5 3/4s, 2034                                                 643,000
                 Asset Backed Funding Corp. NIM Trust
                 144A
        283,329  Ser. 03-OPT1, Class Note, 6.9s, 2033                                               283,329
        219,358  Ser. 03-WF1, Class N1, 8.35s, 2032                                                 219,358
        969,324  Ser. 04-0PT1, Class N1, 4.55s, 2033                                                963,265
        531,000  Ser. 04-0PT5, Class N1, 4 1/2s, 2034
                 (Cayman Islands)                                                                   530,966
      1,563,680  Ser. 04-AHL1, Class Note, 5.6s, 2033                                             1,563,622
      1,698,264  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman
                 Islands)                                                                         1,692,678
         58,000  Ser. 04-FF1, Class N2, 5s, 2034 (Cayman
                 Islands)                                                                            57,809
                 Asset Backed Securities Corp. Home
                 Equity Loan Trust
      8,545,968  Ser. 03-HE5, Class A, IO, 4s, 2033                                                 301,664
        636,134  FRB Ser. 04-HE1, Class A3, 2.27s, 2034                                             636,134
      1,038,738  Aviation Capital Group Trust 144A FRB
                 Ser. 03-2A, Class G1, 2.61s, 2033                                                1,042,633
        210,000  Bank One Issuance Trust FRB Ser. 03-C4,
                 Class C4, 2.9s, 2011                                                               213,906
                 Bayview Financial Acquisition Trust
     14,359,641  Ser. 03-DA, Class A, IO, 4s, 2006                                                  390,403
     11,630,558  Ser. 03-E, Class A, IO, 4s, 2006                                                   407,984
     45,961,693  Ser. 03-X, Class A, IO, 0.9s, 2006                                                 802,390
      4,211,489  Ser. 04-B, Class A1, 2.459s, 2039                                                4,211,489
      4,813,000  FRB Ser. 03-G, Class A1, 2.559s, 2039                                            4,813,000
      3,967,996  FRN Ser. 03-F, Class A, 2.459s, 2043                                             3,976,056
                 Bayview Financial Acquisition Trust 144A
      6,257,491  Ser. 03-CA, Class A, IO, 4s, 2005                                                  219,834
        200,000  FRB Ser. 04-B, Class M2, 3.859s, 2039                                              200,000
                 Bayview Financial Asset Trust 144A
    104,611,258  Ser. 03-Z, Class A, IO, 0.582s, 2005                                               301,164
      1,713,774  FRB Ser. 03-SSRA, Class A, 2.633s, 2038                                          1,720,286
      2,031,914  FRB Ser. 03-SSRA, Class M, 3.283s, 2038                                          2,031,914
                 Bear Stearns Alternate Trust
      1,878,141  Ser. 04-9, Class 1A1, 5.147s, 2007                                               1,922,365
      9,104,300  Ser. 04-12, Class A2, 5s, 2034                                                   9,297,766
      6,202,143  Ser. 04-11, Class 2A2, 4.975s, 2034                                              6,330,224
        812,268  Ser. 04-11, Class 2A1, 4.912s, 2034                                                828,664
                 Bear Stearns Asset Backed Securities NIM
                 Trust 144A
      1,406,031  Ser. 04-FR1, Class A1, 5s, 2034 (Cayman
                 Islands)                                                                         1,401,637
        805,577  Ser. 04-HE5N, Class A1, 5s, 2034 (Cayman
                 Islands)                                                                           802,430
         85,000  Ser. 04-HE5N, Class A2, 5s, 2034 (Cayman
                 Islands)                                                                            84,416
        877,087  Ser. 04-HE6, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   875,854
        948,652  Ser. 04-HE7N, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   948,652
        392,434  Ser. 04-HE8N, Class A1, 5s, 2034 (Cayman
                 Islands)                                                                           392,434
                 Bear Stearns Asset Backed Securities,
                 Inc.
      9,072,800  Ser. 03-AC1, Class A, IO, 5s, 2005                                                 317,440
     11,241,000  Ser. 03-AC4, Class A, IO, 5s, 2006                                                 522,943
      2,229,000  FRB Ser. 03-3, Class A2, 2.523s, 2043                                            2,229,000
      1,474,268  FRN Ser. 03-1, Class A1, 2.433s, 2042                                            1,474,267
        570,000  Capital One Multi-Asset Execution Trust
                 FRB Ser. 02-C1, Class C1, 4.62s, 2010                                              600,994
        646,000  CARMAX Auto Owner Trust Ser. 04-2, Class
                 D, 3.67s, 2011                                                                     646,375
                 CARSSX Finance, Ltd. 144A
        410,000  FRB Ser. 04-AA, Class B3, 5.22s, 2011
                 (Cayman Islands)                                                                   410,205
        410,000  FRB Ser. 04-AA, Class B4, 7.37s, 2011
                 (Cayman Islands)                                                                   410,205
      3,105,000  CDO Repackaging Trust Series 144A FRB
                 Ser. 03-2, Class A, 6.008s, 2008                                                 3,238,515
     21,924,000  Centex Home Equity Ser. 04-C, Class A,
                 IO, 3 1/2s, 2006                                                                   657,299
      1,730,000  Chase Credit Card Master Trust FRB Ser.
                 03-3, Class C, 2.95s, 2010                                                       1,769,011
                 Chase Funding Net Interest Margin 144A
         66,571  Ser. 03-3A, Class Note, 6 7/8s, 2036                                                66,654
        347,776  Ser. 03-5A, Class Note, 5 3/4s, 2034                                               347,776
         69,086  Ser. 03-6A, Class Note, 5s, 2035                                                    69,000
        375,190  Ser. 03-C1A, Class Note, 6 3/4s, 2036                                              376,597
                 CHEC 144A
      1,054,000  Ser. 04-2, Class N1, 4.45s, 2034                                                 1,047,982
        421,000  Ser. 04-2, Class N2, 8s, 2034                                                      420,976
        169,000  Ser. 04-2, Class N3, 8s, 2034                                                      145,340
      1,060,000  Citibank Credit Card Issuance Trust FRN
                 Ser. 01-C1, Class C1, 2.68s, 2010                                                1,077,269
                 Conseco Finance Securitizations Corp.
      8,597,000  Ser. 00-4, Class A6, 8.31s, 2032                                                 7,541,484
      3,727,000  Ser. 00-5, Class A6, 7.96s, 2032                                                 3,195,157
      4,325,000  Ser. 01-04, Class A4, 7.36s, 2033                                                4,493,243
      8,292,609  Ser. 01-1, Class A4, 6.21s, 2032                                                 8,387,974
      2,692,000  Ser. 01-1, Class A5, 6.99s, 2032                                                 2,583,078
      6,235,000  Ser. 01-3, Class A4, 6.91s, 2033                                                 6,264,928
      3,202,735  Ser. 01-4, Class B1, 9.4s, 2033                                                    432,369
      8,960,362  Ser. 02-1, Class A, 6.681s, 2033                                                 9,395,287
      4,582,000  Ser. 02-1, Class M2, 9.546s, 2033                                                2,061,900
      9,018,284  Ser. 02-2, Class A, IO, 8 1/2s, 2033                                             2,493,555
      3,061,000  Consumer Credit Reference IDX Securities
                 FRB Ser. 02-1A, Class A, 3.919s, 2007                                            3,103,180
                 Countrywide Asset Backed Certificates
                 144A
        229,566  Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                230,929
        764,790  Ser. 04-1NIM, Class Note, 6s, 2034                                                 767,696
      4,228,837  Ser. 04-6N, Class N1, 6 1/4s, 2035                                               4,224,608
      1,025,330  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                           1,021,165
        633,000  Countrywide Asset-Backed Certificates
                 144A Ser. 04-11N, Class N, 5 1/4s, 2036                                            632,661
         92,712  Credit-Based Asset Servicing and
                 Securitization 144A Ser. 03-CB2N, Class
                 Note, 8.35s, 2033                                                                   92,828
      1,617,000  Crest, Ltd. 144A Ser. 03-2A, Class D2,
                 6.723s, 2038                                                                     1,702,903
     18,058,000  CS First Boston Mortgage Securities
                 Corp. 144A Ser. 04-C4, Class AX, IO,
                 0.078s, 2039                                                                       419,704
        822,743  Finance America NIM Trust 144A Ser.
                 04-1, Class A, 5 1/4s, 2034                                                        823,101
      4,880,001  First Chicago Lennar Trust 144A Ser.
                 97-CHL1, Class D, 7.827s, 2039                                                   5,158,442
                 First Franklin Mortgage Loan Asset
                 Backed Certificates
     11,428,319  Ser. 03-FF3, Class A, IO, 6s, 2005                                                 164,905
      9,689,273  Ser. 03-FFB, Class A, IO, 6s, 2005                                                 289,943
                 First Franklin NIM Trust 144A
        253,573  Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                252,589
        462,418  Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                461,123
        843,000  Ser. 04-FF10, Class N1, 4 1/2s, 2034
                 (Cayman Islands)                                                                   842,944
      1,133,106  Ser. 04-FF7A, Class A, 5s, 2034                                                  1,135,599
      1,345,935  First Plus Home Loan Trust Ser. 97-3,
                 Class B1, 7.79s, 2023                                                            1,346,776
        650,000  Ford Credit Auto Owner Trust Ser. 04-A,
                 Class C, 4.19s, 2009                                                               657,211
        616,000  Fort Point CDO, Ltd. FRN Ser. 03-2A,
                 Class A2, 2.365s, 2038                                                             619,450
      2,000,000  Foxe Basin, Ltd. FRB Ser. 2003-1A, Class
                 A1, 2.38s, 2015                                                                  2,000,000
                 Fremont NIM Trust 144A
      1,127,291  Ser. 04-A, Class Note, 4 3/4s, 2034                                              1,123,910
        731,089  Ser. 04-B, Class Note, 4.703s, 2034                                                731,089
        939,000  G-Force CDO, Ltd. 144A Ser. 03-1A, Class
                 E, 6.58s, 2038                                                                     951,618
        308,000  G-Star, Ltd. 144A FRN Ser. 02-2A, Class
                 BFL, 3.933s, 2037                                                                  306,116
      1,903,750  GE Capital Credit Card Master Note Trust
                 FRB Ser. 04-2, Class C, 2.339s, 2010                                             1,903,750
        443,000  GE Corporate Aircraft Financing, LLC
                 144A Ser. 04-1A, Class B, 2.76s, 2018                                              443,000
        470,000  Goldentree Loan Opportunities II, Ltd.
                 144A FRN Ser. 2A, Class 4, 5.091s, 2015
                 (Cayman Islands)                                                                   478,930
                 Granite Mortgages PLC
      1,619,000  FRB Ser. 04-1, Class 1C, 2.81s, 2044                                             1,625,577
      2,970,000  FRN Ser. 01-1, Class 1C, 3.48s, 2041
                 (United Kingdom)                                                                 2,978,817
                 Granite Mortgages PLC FRB
      1,300,000  Ser. 02-1, Class 1C, 3.379s, 2042
                 (United Kingdom)                                                                 1,320,410
        650,000  Ser. 02-2, Class 1C, 2.88s, 2043 (United
                 Kingdom)                                                                           660,400
                 Green Tree Financial Corp.
        362,579  Ser. 95-8, Class B1, 7.3s, 2026                                                    279,186
        951,259  Ser. 97-4, Class A7, 7.36s, 2029                                                 1,041,629
        764,330  Ser. 97-7, Class A8, 6.86s, 2029                                                   825,476
        366,295  Ser. 99-3, Class A5, 6.16s, 2031                                                   371,789
      1,137,000  Ser. 99-3, Class A6, 6 1/2s, 2031                                                1,197,492
     16,750,000  Ser. 99-5, Class A5, 7.86s, 2030                                                15,091,091
      2,651,309  Greenpoint Manufactured Housing Ser.
                 00-3, Class IA, 8.45s, 2031                                                      2,647,597
      3,732,000  GS Auto Loan Trust 144A Ser. 04-1, Class
                 D, 5s, 2011                                                                      3,683,452
                 GSAMP Trust 144A
        248,174  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                             247,430
        583,113  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                             582,705
        682,322  Ser. 04-HE1N, Class N1, 5s, 2034                                                   681,093
      4,998,349  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                             4,998,349
      1,553,000  Ser. 04-NIM1, Class N2, zero %, 2034                                             1,148,909
        608,563  Ser. 04-RENM, Class Note, 5 1/2s, 2032                                             607,954
        817,984  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                             817,984
      2,966,648  High Income Trust Securities 144A FRB
                 Ser. 03-1A, Class A, 2.21s, 2036                                                 2,862,816
        746,000  Holmes Financing PLC FRB Ser. 8, Class
                 2C, 2.79s, 2040 (United Kingdom)                                                   747,865
                 Holmes Financing PLC FRB
     13,365,000  Ser. 1, Class 2C, 2 3/4s, 2040 (United
                 Kingdom)                                                                        13,314,213
        870,000  Ser. 4, Class 3C, 2.9s, 2040 (United
                 Kingdom)                                                                           881,136
      1,300,000  Ser. 5, Class 2C, 3.52s, 2040 (United
                 Kingdom)                                                                         1,303,640
                 Home Equity Asset Trust 144A
        195,526  Ser. 03-4N, Class A, 8s, 2033                                                      196,993
        478,164  Ser. 03-5N, Class A, 7 1/2s, 2034                                                  480,554
        744,866  Ser. 03-7N, Class A, 5 1/4s, 2034                                                  744,866
        892,807  Ser. 04-1N, Class A, 5s, 2034                                                      890,575
        818,280  Ser. 04-3N, Class A, 5s, 2034                                                      815,211
        532,000  Ser. 04-4N, Class A, 5s, 2034                                                      530,273
        429,000  Hyundai Auto Receivables Trust Ser.
                 04-A, Class D, 4.1s, 2011                                                          430,363
     30,862,354  Lehman Manufactured Housing Ser. 98-1,
                 Class 1, IO, 0.811s, 2028                                                          667,066
                 LNR CDO, Ltd. 144A
      5,220,000  FRB Ser. 02-1A, Class FFL, 4.683s, 2037
                 (Cayman Islands)                                                                 5,108,292
      2,585,000  FRB Ser. 03-1A, Class EFL, 4.833s, 2036
                 (Cayman Islands)                                                                 2,730,019
                 Long Beach Asset Holdings Corp. NIM
                 Trust 144A
        167,337  Ser. 03-4, Class N1, 6.535s, 2033                                                  167,337
        749,703  Ser. 04-2, Class N1, 4.94s, 2034                                                   749,703
      1,867,901  Ser. 04-5, Class Note, 5s, 2034                                                  1,872,010
                 Long Beach Mortgage Loan Trust
     28,310,754  Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                            1,636,715
     14,155,403  Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                              818,359
                 Madison Avenue Manufactured Housing
                 Contract
    211,390,956  Ser. 02-A IO, 0.3s, 2032                                                         2,411,168
      4,059,503  FRB Ser. 02-A, Class B1, 5.183s, 2032                                            2,395,107
      2,310,220  Marriott Vacation Club Owner Trust 144A
                 FRB Ser. 02-1A, Class A1, 2.61s, 2024                                            2,332,345
        606,128  Master Asset Backed Securities NIM Trust
                 144A Ser. 04-CI3, Class N1, 4.45s, 2034                                            606,119
                 Mastr Asset Backed Securities NIM Trust
                 144A
      1,710,181  Ser. 04-CI5, Class N1, 4.946s, 2034                                              1,710,157
        400,000  Ser. 04-CI5, Class N2, 10s, 2034                                                   395,928
      1,730,000  MBNA Credit Card Master Note Trust FRN
                 Ser. 03-C5, Class C5, 3.05s, 2010                                                1,768,140
      7,142,515  Merit Securities Corp. FRB Ser. 11PA,
                 Class 3A1, 2.579s, 2027                                                          6,856,815
        194,995  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 03-WM3N, Class N1, 8s, 2005                                                   195,892
                 Merrill Lynch Mortgage Investors, Inc.
                 144A
        466,133  Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                               467,811
        373,668  Ser. 04-FM1N, Class N1, 5s, 2035                                                   370,305
        527,732  Ser. 04-HE1N, Class N1, 5s, 2006                                                   524,038
        115,773  Ser. 04-WM1N, Class N1, 4 1/2s, 2034                                               114,928
      1,508,761  Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                             1,501,217
      1,050,000  Metris Master Trust FRN Ser. 04-2, Class
                 C, 4s, 2034                                                                      1,050,000
                 Mid-State Trust
        957,640  Ser. 10, Class B, 7.54s, 2036                                                      839,825
        502,902  Ser. 11, Class B, 8.221s, 2038                                                     492,316
      2,884,648  MMCA Automobile Trust Ser. 02-1, Class
                 B, 5.37s, 2010                                                                   2,902,677
                 Morgan Stanley ABS Capital I 144A
        169,857  Ser. 03-NC8N, Class Note, 7.6s, 2033                                               170,760
        419,797  Ser. 04-NC2N, Class Note, 6 1/4s, 2033                                             421,239
        215,000  Morgan Stanley Auto Loan Trust Ser.
                 04-HB2, Class D, 3.59s, 2012                                                       215,067
                 Morgan Stanley Auto Loan Trust 144A
      1,090,000  Ser. 04-HB1, Class D, 5 1/2s, 2011                                               1,082,152
        513,000  Ser. 04-HB2, Class E, 5s, 2012                                                     496,287
                 Morgan Stanley Dean Witter Capital I
      1,179,580  FRN Ser. 01-NC3, Class B1, 4.383s, 2031                                          1,171,029
      1,194,000  FRN Ser. 01-NC4, Class B1, 4.433s, 2032                                          1,180,001
      1,168,000  Navigator CDO, Ltd. 144A FRB Ser. 03-1A,
                 Class A1, 1.65s, 2015                                                            1,175,475
      1,734,000  New Century Home Equity Loan Trust Ser.
                 03-5, Class AI7, 5.15s, 2033                                                     1,745,650
                 New Century Mortgage Corp. NIM Trust
                 144A
        340,903  Ser. 03-5, Class Note, 8s, 2033                                                    343,567
        333,041  Ser. 03-B, Class Note, 6 1/2s, 2033                                                334,238
        624,000  Newcastle CDO, Ltd. 144A FRB Ser. 3A,
                 Class 4FL, 5.133s, 2038                                                            628,680
         44,203  NNIMS 144A Ser. 03-N1, Class Note,
                 7.385s, 2033                                                                        44,416
        852,854  Nomura Asset Acceptance Corp. 144A Ser.
                 04-R2, Class PT, IO, 10.118s, 2034                                                 962,126
                 Novastar NIM Trust 144A
      1,329,022  Ser. 04-N1, Class Note, 4.458s, 2034                                             1,329,022
      1,088,022  Ser. 04-N2, Class Note, 4.458s, 2034                                             1,088,022
      6,258,114  Oakwood Mortgage Investors, Inc. Ser.
                 02-C, Class A1, 5.41s, 2032                                                      5,636,683
        623,000  Oceanstar 144A FRB Ser. 04, Class D,
                 3.91s, 2034                                                                        623,000
                 Option One Mortgage Securities Corp. NIM
                 Trust 144A
          9,048  Ser. 03-2B, Class N1, 7.63s, 2033
                 (Cayman Islands)                                                                     9,048
        309,238  Ser. 03-5, Class Note, 6.9s, 2033                                                  310,784
        431,000  Origen Manufactured Housing Ser. 04-B,
                 Class A2, 3.79s, 2017                                                              428,912
                 Park Place Securities NIM Trust 144A
        516,000  Ser. 04-MCWN1, Class A, 4.458s, 2034                                               516,000
        770,000  Ser. 04-WCW2, Class D, 7.387s, 2034                                                770,000
                 Pass-Through Amortizing Credit Card
                 Trust
        469,214  Ser. 02-1A, Class A3FL, 4.889s, 2012                                               470,294
        788,313  Ser. 02-1A, Class A4FL, 7.389s, 2012                                               790,108
                 People's Choice Net Interest Margin Note
                 144A
      2,861,972  Ser. 04-2, Class A, 5s, 2034                                                     2,868,405
        313,000  Ser. 04-2, Class B, 5s, 2034                                                       283,578
                 Permanent Financing PLC FRB
        870,000  Ser. 1, Class 3C, 3.063s, 2042 (United
                 Kingdom)                                                                           878,352
      1,300,000  Ser. 3, Class 3C, 3.013s, 2042 (United
                 Kingdom)                                                                         1,317,680
                 Pillar Funding PLC 144A
        657,000  FRB Ser. 04-1A, Class C1, 2.88s, 2011
                 (United Kingdom)                                                                   656,769
        912,000  FRB Ser. 04-2A, Class C, 2.812s, 2011
                 (United Kingdom)                                                                   911,738
                 Providian Gateway Master Trust 144A
        944,000  Ser. 04-DA, Class D, 4.4s, 2011                                                    943,705
      1,204,000  FRB Ser. 04-AA, Class D, 3.72s, 2011                                             1,206,528
      1,900,000  FRN Ser. 04-BA, Class D, 3.27s, 2010                                             1,906,367
      2,473,000  RALI Ser. 04-QA5, Class A, 5 1/4s, 2034                                          2,525,165
      1,067,370  Renaissance NIM Trust 144A Ser. 04-A,
                 4.45s, 2034                                                                      1,067,370
     23,758,585  Renaissance Home Equity Loan Trust Ser.
                 03-4, Class S, IO, 3s, 2006                                                        113,225
      3,816,882  Residential Asset Securities Corp. Ser.
                 02-KS6, Class AIO, IO, 4 1/2s, 2005                                                 51,497
                 Residential Funding Mortgage Securities
                 II
     13,677,830  Ser. 03-HS1, Class AI, IO, 5 1/2s, 2033                                            473,253
      5,169,091  Ser. 03-HS2, Class AI, IO, 5 1/2s, 2005                                            170,731
      5,415,265  Ser. 03-HS3, Class AI, IO, 5s, 2006                                                224,734
                 Ryland Mortgage Securities Corp.
        342,933  Ser. 94-7C, Class B1, 7.359s, 2025                                                 342,933
        277,713  Ser. 94-7C, Class B1, 7.359s, 2025                                                 277,713
                 SAIL Net Interest Margin Notes 144A
        236,329  Ser. 03-12A, Class A, 7.35s, 2033
                 (Cayman Islands)                                                                   236,257
        304,035  Ser. 03-13A, Class A, 6 3/4s, 2033
                 (Cayman Islands)                                                                   303,645
        174,129  Ser. 03-3, Class A, 7 3/4s, 2033                                                   173,255
        522,917  Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman
                 Islands)                                                                           522,342
        171,682  Ser. 03-5, Class A, 7.35s, 2033 (Cayman
                 Islands)                                                                           171,632
        285,135  Ser. 03-6A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           283,015
        165,344  Ser. 03-7A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           164,117
        299,665  Ser. 03-8A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           298,156
        766,810  Ser. 03-9A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           762,822
        409,187  Ser. 03-BC2A, Class A, 7 3/4s, 2033                                                407,998
      1,876,161  Ser. 04-2A, Class A, 5 1/2s, 2034
                 (Cayman Islands)                                                                 1,876,161
      2,992,450  Ser. 04-4A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                         2,987,961
        350,000  Ser. 04-4A, Class B, 7 1/2s, 2034
                 (Cayman Islands)                                                                   322,665
        888,043  Ser. 04-5A, Class A, 4 1/2s, 2034
                 (Cayman Islands)                                                                   886,737
      1,199,747  Ser. 04-7A, Class A, 4 3/4s, 2034
                 (Cayman Islands)                                                                 1,198,078
        147,003  Ser. 04-7A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                   144,562
      1,315,175  Ser. 04-8A, Class A, 5s, 2034                                                    1,315,175
        637,695  Ser. 04-8A, Class B, 6 3/4s, 2034                                                  623,378
        884,000  Ser. 04-AA, Class A, 4 1/2s, 2034                                                  880,906
        351,754  Ser. 04-BNCA, Class A, 5s, 2034                                                    351,236
         91,645  Sasco Net Interest Margin Trust 144A
                 Ser. 03-AM1, Class A, 7 3/4s, 2033                                                  91,198
        287,072  Saxon Net Interest Margin Trust 144A
                 Ser. 03-A, Class A, 6.656s, 2033                                                   287,072
        126,857  Sharp SP I, LLC Net Interest Margin
                 Trust 144A Ser. 03-TC1N, Class N, 7.45s,
                 2033                                                                               126,857
        225,156  Sharps SP I, LLC Net Interest Margin
                 Trust Ser. 03-NC1N, Class N, 7 1/4s,
                 2033                                                                               226,422
                 Sharps SP I, LLC Net Interest Margin
                 Trust 144A
      1,146,769  Ser. 03-0P1N, Class NA, 4.45s, 2033                                              1,146,769
        251,890  Ser. 03-HE1N, 6.9s, 2033                                                           253,149
        628,082  Ser. 04-4N, Class Note, 6.65s, 2034                                                627,328
        581,997  Ser. 04-HE1N, Class Note, 4.94s, 2034                                              581,997
        405,467  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                404,980
        376,802  Ser. 04-HS1N, Class Note, 5.92s, 2034                                              376,802
        470,000  South Coast Funding FRB Ser. 3A, Class
                 A2, 2.91s, 2038                                                                    475,875
                 Structured Asset Investment Loan Trust
     11,248,961  Ser. 03-BC10, Class A, IO, 6s, 2005                                                273,974
     39,803,174  Ser. 03-BC11, Class A, IO, 6s, 2005                                              1,164,172
      8,966,405  Ser. 03-BC12, Class A, IO, 6s, 2005                                                199,894
     27,274,286  Ser. 03-BC13, Class A, IO, 6s, 2005                                                608,041
         35,710  Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                 35,536
     20,057,494  Ser. 03-BC2, Class A, IO, 6s, 2005                                                 487,816
      5,370,192  Ser. 03-BC4, Class A, IO, 6s, 2004                                                  24,106
      9,799,972  Ser. 03-BC5, Class A, IO, 6s, 2004                                                  43,991
      7,118,703  Ser. 03-BC6, Class A, IO, 6s, 2005                                                 102,719
      7,014,018  Ser. 03-BC8, Class A, IO, 6s, 2005                                                 239,237
      8,525,333  Ser. 03-BC9, Class A, IO, 6s, 2005                                                 165,232
     34,614,710  Ser. 04-1, Class A, IO, 6s, 2005                                                 1,351,213
     25,395,901  Ser. 04-3, Class A, IO, 6s, 2005                                                 1,240,904
                 Structured Adjustable Rate Mortgage Loan
                 Trust
      5,182,029  Ser. 04-14, Class 1A, 5.129s, 2034                                               5,304,325
      5,242,759  Ser. 04-12, Class 1A2, 5.069s, 2034                                              5,359,699
      4,744,000  Ser. 04-16, Class 1A2, 5.037s, 2034                                              4,849,258
      2,658,034  Ser. 04-10, Class 1A1, 4.975s, 2034                                              2,717,229
        101,175  Ser. 04-8, Class 1A3, 4.739s, 2034                                                 102,819
     10,914,575  Ser. 04-6, Class 1A, 4.427s, 2034                                               11,090,299
                 Structured Asset Securities Corp.
      2,284,166  Ser. 03-40A, Class 1A, 5.002s, 2034                                              2,333,504
      1,949,916  Ser. 04-8, Class 1A1, 4.739s, 2034                                               1,988,388
      3,771,625  Ser. 03-26A, Class 2A, 4.578s, 2033                                              3,830,990
                 Structured Asset Securities Corp.
      8,751,636  Ser. 02-BC1, Class A, IO, 6s, 2004                                                  39,285
      6,856,089  Ser. 98-RF3, Class A, IO, 6.1s, 2028                                             1,162,656
                 Structured Asset Securities Corp. 144A
      2,800,000  FRB Ser. 03-NP2, Class A2, 2.483s, 2032                                          2,796,063
        842,870  FRN Ser. 03-NP3, Class A1, 2.433s, 2033                                            842,870
      3,199,000  Terwin Mortgage Trust FRB Ser. 04-5HE,
                 Class A1B, IO, 2.353s, 2035                                                      3,195,501
      1,698,000  TIAA Real Estate CD0, Ltd. Ser. 03-1A,
                 Class E, 8s, 2038                                                                1,651,676
     15,062,458  Wells Fargo Home Equity Trust Ser. 04-1,
                 Class A, IO, 6s, 2005                                                              755,353
                 Wells Fargo Home Equity Trust 144A
      1,195,428  Ser. 04-1N, Class A, 5s, 2034                                                    1,191,154
      3,027,358  Ser. 04-2, Class N1, 4.45s, 2034                                                 3,027,178
        862,000  Ser. 04-2, Class N2, 8s, 2034                                                      818,900
      1,060,000  Westo Ser. 04-3, Class D, 4.07s, 2012                                            1,063,180
        421,000  WFS Financial Owner Trust Ser. 04-4,
                 Class D, 3.58s, 2012                                                               421,000
        445,871  Whole Auto Loan Trust Ser. 03-1, Class
                 C, 3.13s, 2010                                                                     441,064
                 Whole Auto Loan Trust 144A
      2,540,344  Ser. 03-1, Class D, 6s, 2010                                                     2,540,741
      1,471,000  Ser. 04-1, Class D, 5.6s, 2034                                                   1,470,978
                                                                                              -------------
                 Total Asset-backed securities  (cost $411,984,447)                            $400,243,150

Collateralized mortgage obligations (4.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $664,000  Amresco Commercial Mortgage Funding I
                 144A Ser. 97-C1, Class H, 7s, 2029                                                $701,783
     28,897,000  Banc of America Commercial Mortgage,
                 Inc. 144A FRB Ser. 04-4, IO, 0.526s,
                 2019                                                                               437,154
                 Banc of America Large Loan 144A
        427,000  FRN Ser. 02-FL2A, Class L1, 4.84s, 2014                                            427,718
    103,378,051  Ser. 03-BBA2, Class X1A, IO, 0.775s,
                 2015                                                                               784,267
      1,930,000  Banc of America Structured Security
                 Trust 144A Ser. 02-X1, Class A3, 5.436s,
                 2033                                                                             2,035,850
     11,936,998  Bayview Commercial Asset Trust 144A Ser.
                 04-2, IO, 0.72s, 2034                                                              983,403
                 Bear Stearns Commercial Mortgage
                 Securitization Corp. 144A
      1,070,000  Ser. 04-ESA, Class K, 4.368s, 2016                                               1,069,996
        793,000  Ser. 04-HS2A, Class G, 3.268s, 2016                                                792,999
     41,629,000  Ser. 04-PWR5, Class X1, IO, 1s, 2034                                               806,562
     10,884,000  Ser. 04-T16, Class X1, IO, 0.119s, 2046                                            210,714
      2,114,547  Chase Commercial Mortgage Securities
                 Corp. Ser. 00-1, Class A1, 7.656s, 2032                                          2,163,177
                 Chase Commercial Mortgage Securities
                 Corp. 144A
      4,600,000  Ser. 98-1, Class F, 6.56s, 2030                                                  5,039,320
      1,171,000  Ser. 98-1, Class G, 6.56s, 2030                                                  1,253,336
      4,937,500  Commercial Mortgage Acceptance Corp.
                 Ser. 97-ML1, Class A3, 6.57s, 2030                                               5,286,982
                 Commercial Mortgage Acceptance Corp.
                 144A
      2,013,000  Ser. 98-C1, Class F, 6.23s, 2031                                                 2,171,515
        705,000  Ser. 98-C2, Class F, 5.44s, 2030                                                   725,742
      1,083,000  Commercial Mortgage Pass-Through
                 Certificates 144A Ser. 01-FL4A, Class D,
                 2.72s, 2013                                                                      1,049,793
      9,485,000  Criimi Mae Commercial Mortgage Trust
                 Ser. 98-C1, Class A2, 7s, 2033                                                  10,237,872
      3,385,000  Criimi Mae Commercial Mortgage Trust
                 144A Ser. 98-C1, Class B, 7s, 2033                                               3,603,152
                 CS First Boston Mortgage Securities
                 Corp. 144A
      1,124,000  FRB Ser. 03-TF2A, Class L, 5.87s, 2014                                           1,116,996
     64,012,924  Ser. 04-C3, Class AX, IO, 0.075s, 2036                                           1,092,637
        444,188  DLJ Commercial Mortgage Corp. Ser.
                 98-CF2, Class B3, 6.04s, 2031                                                      468,549
      4,537,000  DLJ Commercial Mortgage Corp. 144A Ser.
                 99-CG2, Class B3, 6.1s, 2032                                                     4,831,320
      1,000,000  DLJ Mortgage Acceptance Corp. 144A Ser.
                 97-CF1, Class A3, 7.76s, 2030                                                    1,087,742
                 Fannie Mae
      3,083,416  Ser. 04-10, Class QC, 21.24s, 2031                                               3,721,622
      1,463,908  Ser. 02-36, Class SJ, 15.294s, 2029                                              1,593,467
      3,971,840  Ser. 04-4, Class QM, 10.52s, 2033                                                4,018,281
            631  Ser. 92-15, Class L, IO, 10.38s, 2022                                                5,925
      1,308,751  Ser. 04-T3, Class PT1, 10.136s, 2044                                             1,512,586
        586,382  Ser. 03-W6, Class PT1, 9 3/8s, 2042                                                668,120
      3,939,181  Ser. 04-W8, Class 3A, 7 1/2s, 2044                                               4,278,006
        137,682  Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                                149,466
      4,981,515  Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                              5,403,846
         84,350  Ser. 02-T18, Class A4, 7 1/2s, 2042                                                 91,653
      2,110,662  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                              2,293,323
      1,609,766  Ser. 02-T16, Class A3, 7 1/2s, 2042                                              1,748,963
      2,744,246  Ser. 02-T19, Class A3, 7 1/2s, 2042                                              2,974,225
      5,450,672  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                              5,910,871
        568,983  Ser. 02-T12, Class A3, 7 1/2s, 2042                                                616,207
      6,007,504  Ser. 02-W4, Class A5, 7 1/2s, 2042                                               6,522,572
        553,868  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                 597,225
      1,580,162  Ser. 02-14, Class A2, 7 1/2s, 2042                                               1,723,035
      4,690,682  Ser. 01-T10, Class A2, 7 1/2s, 2041                                              5,059,897
        923,652  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                 999,108
      8,343,362  Ser. 02-T6, Class A2, 7 1/2s, 2041                                               9,019,302
      2,984,360  Ser. 01-T12, Class A2, 7 1/2s, 2041                                              3,229,053
      3,418,707  Ser. 01-T8, Class A1, 7 1/2s, 2041                                               3,694,184
      6,050,655  Ser. 01-T7, Class A1, 7 1/2s, 2041                                               6,530,443
        340,482  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                 367,315
      1,338,521  Ser. 01-T1, Class A1, 7 1/2s, 2040                                               1,465,583
        420,505  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                 454,872
      1,235,140  Ser. 02-T1, Class A3, 7 1/2s, 2031                                               1,336,792
      3,803,139  Ser. 00-T6, Class A1, 7 1/2s, 2030                                               4,193,527
         88,117  Ser. 01-T5, Class A3, 7 1/2s, 2030                                                  94,832
      1,824,460  Ser. 02-W7, Class A5, 7 1/2s, 2029                                               1,977,453
      8,147,460  Ser. 01-T4, Class A1, 7 1/2s, 2028                                               8,849,604
      2,757,981  Ser. 02-W3, Class A5, 7 1/2s, 2028                                               2,993,842
     15,770,279  Ser. 03-118, Class SF, IO, 6.168s, 2033                                          2,064,466
      3,171,792  Ser. 02-36, Class QH, IO, 6.118s, 2029                                             136,586
      6,252,577  Ser. 03-58, Class ID, IO, 6s, 2033                                               1,123,510
     21,462,147  Ser. 03-22, Class IO, IO, 6s, 2033                                               4,131,463
     11,280,416  Ser. 03-31, Class IM, IO, 5 3/4s, 2032                                           1,015,237
      3,914,650  Ser. 346, Class 2, IO, 5 1/2s, 2033                                                825,747
     26,953,959  Ser. 338, Class 2, IO, 5 1/2s, 2033                                              5,647,697
     15,554,132  Ser. 329, Class 2, IO, 5 1/2s, 2033                                              3,178,876
         48,300  Ser. 03-29, Class IG, IO, 5 1/2s, 2031                                              13,447
      7,210,805  Ser. 03-8, Class IP, IO, 5 1/2s, 2028                                              423,658
      3,954,289  Ser. 03-42, Class JI, IO, 5 1/2s, 2028                                             181,555
     23,604,076  Ser. 03, Class PK, IO, 5 1/2s, 2026                                                981,044
      6,788,768  Ser. 03-54, Class IY, IO, 5 1/2s, 2026                                             689,484
        356,948  Ser. 03-17, IO, 5 1/2s, 2025                                                        16,843
      5,319,272  Ser. 03-6, Class IB, IO, 5 1/2s, 2022                                              120,348
      5,862,178  Ser. 343, Class 29, IO, 5s, 2033                                                   896,913
      5,916,100  Ser. 03-24, Class UI, IO, 5s, 2031                                                 918,151
      4,720,609  Ser. 03-16, Class IC, IO, 5s, 2015                                                 718,006
     18,817,952  Ser. 03-W12, Class 2, IO, 2.226s, 2043                                           1,191,780
     57,540,456  Ser. 03-W10, Class 1, IO, 1.999s, 2043                                           3,020,874
     14,299,414  Ser. 03-W10, Class 3, IO, 1.982s, 2043                                             750,719
      1,148,702  Ser. 03-W10, Class 1A1, 1.701s, 2032                                             1,144,753
     27,598,168  Ser. 03-W6, Class 11, IO, 1.684s, 2042                                             355,618
      5,388,543  Ser. 03-W3, Class 2IO2, IO, 1.655s, 2042                                            71,464
     60,068,590  Ser. 03-W8, Class 12, IO, 1.641s, 2042                                           2,902,081
     38,660,637  Ser. 03-W8, Class 11, IO, 1.255s, 2042                                             258,489
     17,187,164  Ser. 03-W17, Class 12, IO, 1.158s, 2033                                            566,437
     25,640,145  Ser. 03-W6, Class 21, IO, 1.119s, 2042                                             127,415
     88,658,158  Ser. 03-T2, Class 2, IO, 1.049s, 2042                                            2,201,351
     28,038,620  Ser. 03-49, Class SV, IO, 1s, 2033                                                 856,454
     24,248,219  Ser. 03-W6, Class 51, IO, 0.679s, 2042                                             452,152
      7,400,153  Ser. 03-W3, Class 2IO1, IO, 0.673s, 2042                                           151,628
     55,460,849  Ser. 01-T12, Class IO, 0.571s, 2041                                                838,761
     50,483,018  Ser. 03-W2, Class 1, IO, 0.469s, 2042                                              662,408
     19,111,911  Ser. 02-T4, IO, 0.449s, 2041                                                       215,602
     63,239,629  Ser. 03-W3, Class 1, IO, 0.436s, 2042                                              761,737
     46,169,106  Ser. 02-T1, Class IO, IO, 0.424s, 2031                                             495,382
     34,813,629  Ser. 03-W6, Class 3, IO, 0.367s, 2042                                              360,232
     36,600,641  Ser. 03-W6, Class 23, IO, 0.352s, 2042                                             363,730
      9,506,515  Ser. 01-79, Class BI, IO, 0.35s, 2045                                               86,132
     33,921,922  Ser. 03-W4, Class 3A, IO, 0.276s, 2042                                             286,216
      1,081,829  Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities Ser.
                 212, IO, 6s, 2031                                                                  193,208
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
      1,311,650  Ser. T-58, Class 4A, 7 1/2s, 2043                                                1,418,945
        909,898  Ser. T-42, Class A5, 7 1/2s, 2042                                                  985,102
     22,873,042  Ser. T-56, Class A, IO, 1.433s, 2043                                               407,426
     27,767,470  Ser. T-56, Class 3, IO, 0.364s, 2043                                               295,029
     32,907,125  Ser. T-56, Class 1, IO, 0.265s, 2043                                               267,370
     32,490,484  Ser. T-56, Class 2, IO, 0.065s, 2043                                               101,533
     15,802,000  FFCA Secured Lending Corp. 144A Ser.
                 00-1, Class A2, 7.77s, 2027                                                     18,194,929
     34,592,667  First Union National Bank-Bank of
                 America Commercial Mortgage 144A Ser.
                 01-C1, Class 3, IO, 1.747s, 2033                                                 2,944,960
                 First Union-Lehman Brothers Commercial
                 Mortgage Trust II
      2,726,000  Ser. 97-C2, Class F, 7 1/2s, 2029                                                3,202,198
      5,482,787  Ser. 97-C1, Class A3, 7.38s, 2029                                                5,899,229
                 Freddie Mac
      5,861,471  Ser. 2763, Class SC, 21.12s, 2032                                                7,120,656
      5,720,698  Ser. 2437, Class SB, IO, 6.13s, 2032                                               593,522
      4,758,276  Ser. 2469, Class SH, IO, 5.63s, 2032                                               428,245
      7,242,381  Ser. 2581, Class IE, IO, 5 1/2s, 2025                                              832,079
      5,248,737  Ser. 2553, Class IJ, IO, 5 1/2s, 2020                                              141,880
      6,736,832  Ser. 2596, Class IL, IO, 5s, 2030                                                  945,274
        489,597  Ser. 2626, Class JS, IO, 4.73s, 2023                                                41,956
      2,244,887  Ser. 2696, PO, zero %, 2033                                                      1,605,184
        927,963  G-Force FRB Ser. 01-1A, Class A, 2.51s,
                 2033 (Cayman Islands)                                                              929,575
                 G-Force CDO, Ltd. 144A
        715,000  Ser. 02-1A, Class E, 8 1/4s, 2037                                                  745,164
        315,000  Ser. 02-1A, Class D, 7.61s, 2037                                                   347,484
      3,006,725  General Growth Properties-Mall
                 Properties Trust FRB Ser. 01-C1A, Class
                 D3, 4.12s, 2014                                                                  3,010,484
                 GMAC Commercial Mortgage Securities,
                 Inc. 144A
      1,614,303  Ser. 99-C3, Class G, 6.974s, 2036                                                1,293,370
        379,421  FRN Ser. 02-FL1A, Class D, 4.606s, 2014                                            379,091
                 Government National Mortgage Association
      4,070,661  Ser. 03-114, Class SP, 14.284s, 2027                                             4,464,498
        270,638  Ser. 98-2, Class EA, PO, zero %, 2028                                              230,296
                 GS Mortgage Securities Corp. II 144A
        565,000  FRB Ser. 03-FL6A, Class L, 5.12s, 2015                                             565,706
     25,417,133  Ser. 04-GG2, Class XC, IO, 0.094s, 2038                                            297,857
     37,706,959  JP Morgan Chase Commercial Mortgage
                 Securities Corp. 144A Ser. 04-FL1A,
                 Class X1A, IO, 0.864s, 2019                                                        369,528
                 LB Commercial Conduit Mortgage Trust
                 144A
        715,303  Ser. 99-C1, Class F, 6.41s, 2031                                                   722,567
        765,731  Ser. 99-C1, Class G, 6.41s, 2031                                                   608,956
                 LB-UBS Commercial Mortgage Trust 144A
     23,245,000  Ser. 04-C7, Class XCL, IO, 0.15s, 2036                                             507,087
     23,071,110  Ser. 04-C2, Class XCL, IO, 0.137s, 2036                                            651,042
                 Lehman Brothers Floating Rate Commercial
                 Mortgage Trust 144A
        733,000  FRB Ser. 04-LLFA, Class H, 2.82s, 2017                                             735,785
      1,175,438  FRB Ser. 03-C4, Class A, 2.456s, 2015                                            1,178,376
                 Merrill Lynch Mortgage Investors, Inc.
        174,756  Ser. 96-C2, Class A3, 6.96s, 2028                                                  184,312
        644,000  Ser. 98-C3, Class E, 6.942s, 2030                                                  719,469
     32,041,000  Merrill Lynch Mortgage Trust 144A Ser.
                 04-KEY2, Class X-C, IO, 0.052s, 2039                                               642,243
      3,214,186  Mezz Cap Commercial Mortgage Trust 144A
                 Ser. 04-C1, Class X, IO, 6.18s, 2037                                             1,475,010
                 Morgan Stanley Capital I 144A
      1,007,000  Ser. 96-C1, Class E, 7.48s, 2028                                                 1,054,818
        482,000  Ser. 98-HF1, Class F, 7.18s, 2030                                                  531,556
      1,000,000  Ser. 04-RR, Class F5, 6s, 2039                                                     871,014
      1,700,000  Ser. 04-RR, Class F6, 6s, 2039                                                   1,422,677
      1,148,759  Morgan Stanley Dean Witter Capital I
                 Ser. 00-LIF2, Class A1, 6.96s, 2033                                              1,236,092
                 Morgan Stanley Dean Witter Capital I
                 144A
        532,320  FRB Ser. 01-XLF, Class D, 3.36s, 2013                                              532,413
        671,439  FRB Ser. 01-XLF, Class E, 3.31s, 2013                                              671,473
      1,020,000  Mortgage Capital Funding, Inc. FRB Ser.
                 98-MC2, Class E, 7.136s, 2030                                                    1,140,078
                 PNC Mortgage Acceptance Corp. 144A
      3,870,000  Ser. 99-CM1, Class B3, 7.1s, 2032                                                4,304,933
        998,000  Ser. 00-C2, Class J, 6.22s, 2033                                                 1,031,015
      2,634,000  Salomon Brothers Mortgage Securities VII
                 Ser. 96-C1, Class E, 8.384s, 2028                                                2,767,637
     12,998,523  Salomon Brothers Mortgage Securities VII
                 144A Ser. 03-CDCA, Class X3CD, IO,
                 1.015s, 2015                                                                       195,043
      1,767,000  Starwood Asset Receivables Trust FRN
                 Ser. 02-1A, Class F, 3.294s, 2020                                                1,768,060
                 Starwood Asset Receivables Trust 144A
        589,822  FRB Ser. 03-1A, Class F, 3.033s, 2022                                              590,589
        748,620  FRB Ser. 03-1A, Class E, 2.983s, 2022                                              749,594
                 STRIPS 144A
        757,000  Ser. 03-1A, Class L, 5s, 2018 (Cayman
                 Islands)                                                                           671,838
        513,000  Ser. 03-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                           431,484
        337,000  Ser. 04-1A, Class L, 5s, 2018 (Cayman
                 Islands)                                                                           300,099
        508,718  TIAA Commercial Real Estate
                 Securitization Ser. 01-C1A, Class A1,
                 5.77s, 2016 (Cayman Islands)                                                       521,277
        718,000  Trizechahn Office Properties Trust 144A
                 Ser. 01-TZHA, Class D3, 6.943s, 2013                                               768,730
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $280,251,650)                $270,915,270

Convertible preferred stocks (0.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        111,300  Hartford Financial Services Group, Inc.
                 (The) $3.50 cv. pfd.                                                            $6,399,750
         45,500  Hartford Financial Services Group, Inc.
                 (The) $3.00 cv. pfd.                                                             2,559,375
        186,848  Xerox Corp. 6.25% cv. pfd.                                                      24,734,004
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $27,734,917)                         $33,693,129

Convertible bonds and notes (0.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $254,300  CenterPoint Energy, Inc. cv. sub notes
                 FRN 2s, 2029                                                                    $8,646,200
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $7,395,212)                            $8,646,200

Municipal bonds and notes (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,110,000  IL State G.O. Bonds, 5.1s, 6/1/33                                               $1,073,492
      1,120,000  NJ State Tpk. Auth. Rev. Bonds, Ser. B,
                 AMBAC, 4.252s, 1/1/16                                                            1,086,210
      1,320,000  OR State G.O. Bonds (Taxable Pension),
                 5.892s, 6/1/27                                                                   1,427,484
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $3,550,000)                              $3,587,186

Short-term investments (16.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $30,000,000  Park Granada LLC, for an effective yield
                 of 1.88%, November 15, 2004                                                    $29,978,067
     20,000,000  Preferred Receivables Fund for an
                 effective yield of 1.84%, November 15,
                 2004                                                                            19,985,689
     69,490,000  Sheffield Receivables Corp for an
                 effective yield of 1.83%, November 15,
                 2004                                                                            69,440,317
     30,000,000  Falcon Asset Secur. Corp.  for an
                 effective yield of 1.82%, November 15,
                 2004                                                                            29,978,767
     60,000,000  Ranger Funding Co  LLC for an effective
                 yield of 1.81%, November 15, 2004                                               59,957,767
     25,000,000  Wells Fargo Bank  NA. for an effective
                 yield of 1.80%, November 15, 2004                                               25,000,000
     40,000,000  Federal National Mortgage Association
                 for an effective yield of 1.79%,
                 November 15, 2004                                                               39,958,933
    145,755,787  Short-term investments held as collateral for loaned securities with yields ranging from 1.75% to 2.03% and due dates ranging
                 from November 1, 2004 to December 6, 2004 (d)                                  145,707,163
    469,992,230  Putnam Prime Money Market Fund (e)                                             469,992,230
                                                                                              -------------
                 Total Short-term investments  (cost $889,998,933)                             $889,998,933
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $5,576,952,754) (b)                                 $6,214,945,851
-----------------------------------------------------------------------------------------------------------



Forward currency contracts to buy at October 31, 2004 (unaudited)
(aggregate face value $1,384,101)

                                                                  Unrealized
                                      Aggregate      Delivery   appreciation/
                           Value     face value          date  (depreciation)
----------------------------------------------------------------------------
Canadian Dollar         $766,930       $714,673      12/15/04        $52,257
Euro                     704,057        669,428      12/15/04         34,629
----------------------------------------------------------------------------
                                                                     $86,886
----------------------------------------------------------------------------

Futures contracts outstanding at October 31, 2004 (unaudited)

                                                                  Unrealized
                                        Aggregate  Expiration   appreciation/
                             Value     face value        date  (depreciation)
----------------------------------------------------------------------------
U.S. Treasury Note
10 yr (Long)          $547,711,938   $537,664,712      Dec-04    $10,047,226
U.S. Treasury Note
5 yr (Short)           506,310,750    501,441,626      Dec-04     (4,869,124)
U.S. Treasury Bond
(Long)                 111,225,344    107,129,203      Dec-04      4,096,141
S&P 500 Index (Short)   72,339,200     71,650,240      Dec-04       (688,960)
Euro 90 day (Long)       2,930,250      2,931,522      Dec-04         (1,272)
CBT Interest Rate
Swap 10yr (Long)         1,007,719        978,913      Dec-04         28,806
Euro 90 day (Long)         731,025        732,838      Mar-05         (1,813)
Euro 90 day (Long)         729,713        729,838      Jun-05           (125)
Euro 90 day (Long)         728,400        727,175      Sep-05          1,225
Euro 90 day (Long)         726,863        724,888      Dec-05          1,975
----------------------------------------------------------------------------
                                                                  $8,614,079
----------------------------------------------------------------------------

TBA sale commitments outstanding at October 31, 2004 (unaudited)
(proceeds receivable $46,887,250)

                                    Principal    Settlement
Agency                                 amount          date            Value
----------------------------------------------------------------------------
FNMA, 6 1/2s, November 1, 2034    $44,800,000    11/15/2004      $47,096,000
----------------------------------------------------------------------------


Interest rate swap contracts outstanding at October 31, 2004 (unaudited)

                                                                  Unrealized
                                         Notional Termination   appreciation/
                                           amount        date  (depreciation)
----------------------------------------------------------------------------
Agreement with Bank of
America, N.A. dated January
26, 2004 to receive
semi-annually the notional
amount multiplied by 5.2125%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                       82,772,000     1/28/24     $2,917,724

Agreement with Bank of
America, N.A. dated December
2,  2003 to receive
semi-annually the notional
amount multiplied by 2.444%
and pay quarterly the notional
amount multiplied by the three
month USD LIBOR.                       12,822,000     12/5/05         75,895

Agreement with Bank of America
N.A. dated December 12, 2003
to pay semi-annually the
notional amount multiptied by
2.1125% and receive quarterly
the notional amount multiplied
by three month USD-LIBOR.               3,280,000    12/16/05         (1,409)

Agreement with Credit Suisse
First Boston International
dated July 7, 2004 to receive
semi-annually the notional
amount multiptied by 2.931%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                       25,631,800      7/9/06        262,363

Agreement with Lehman Brothers
Special Financing, Inc. dated
August 1, 2003 to receive
semi-annually the notional
amount multiplied by 3.93% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                      116,700,000      8/5/08      2,699,595

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 5, 2003 to receive
semi-annually the notional
amount multiptied by 2.23762%
and pay quarterly the notional
amount multiplied by three
month USD-LIBOR-BBA.                   54,516,000     12/9/05        135,626

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 1.999%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR-BBA.         28,852,000     1/26/06         77,223

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.008%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR-BBA.         28,154,000     1/23/06         65,940

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.009%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR-BBA.         28,154,000     1/23/06         65,864

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 2.007%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR-BBA.         15,124,000     1/26/06         38,648

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiptied by 4.71% and
receive quarterly the notional
amount multiplied by three
month USD-LIBOR-BBA.                   10,708,000    12/15/13       (450,153)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 12, 2003 to pay
semi-annually the notional
amount multiptied by 4.579%
and receive quarterly the
notional amount multiplied by
three month USD-LIBOR-BBA.             10,192,000    12/16/13       (320,732)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.408%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR-BBA.          9,307,000      1/23/14      (133,009)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.419%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR-BBA.          9,307,000      1/23/14      (141,663)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive
semi-annually the notional
amount multiptied by 4.641%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                    3,658,000     12/15/13       134,260

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiptied by 2.235%
and receive quarterly the
notional amount multiplied by
three month USD-LIBOR-BBA.              2,559,000     12/15/05        (5,857)
----------------------------------------------------------------------------
                                                                  $5,420,315
----------------------------------------------------------------------------


Total return swap contracts outstanding at October 31, 2004 (unaudited)

                                                                  Unrealized
                                         Notional Termination   appreciation/
                                           amount        date  (depreciation)
----------------------------------------------------------------------------
Agreement with Deutsche Bank
AG dated August 10, 2004 to
receive at maturity the
notional amount multiplied by
the nominal spread
depreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and pay at
maturity the  notional amount
multiplied by the nominal
spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index and an accrual of 25
basis points plus the
beginning of the period
nominal spread of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index.                                 $7,974,900      3/1/05        $25,998

Agreement with Deutsche Bank
AG dated July 16, 2004 to
receive monthly the notional
amount multiplied by the
nominal spread depreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
pay monthly the notional
amount multiplied by the
nominal spread appreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index and an
accrual of 40 basis points
plus the beginning of the
period nominal spread of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index.                                 11,081,500     1/31/05        (36,520)

Agreement with Deutsche Bank
AG dated June 28, 2004 to pay
at maturity the notional
amount multiplied by the
spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity the notional amount
multiplied by the depreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index plus 43 basis
points.                                18,122,400      1/1/05         73,978

Agreement with Goldman Sachs
Capital Markets, L.P. dated
June 16, 2004 to pay monthly
the notional amount multiplied
by the spread appreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive monthly the notional
amount multiplied by the
depreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index plus 43 basis points.            23,845,107      6/1/05          3,430

Agreement with Goldman Sachs
Capital Markets, L.P. dated
October 29, 2004 to pay
monthly the notional amount
multiplied by the spread
depreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive
monthly the notional amount
multiplied by the appreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index plus 25 basis
points.                                35,230,001      5/1/05              0

Agreement with Lehman Brothers
Special Financing, Inc. dated
August 12, 2004 to
receive/(pay) monthly the
notional amount multiplied by
the return of Lehman Brothers
CMBS ERISA-Eligible Index and
pay monthly the one month
USD-LIBOR-BBA less 25 basis
points.                                23,629,728      3/1/05         70,961

Agreement with Morgan Stanley
& Co. dated July 16, 2004 to
pay monthly the notional
amount multiplied by the
nominal spread depreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive monthly the notional
amount multiplied by the
nominal spread appreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index and an
accrual of 47 basis points
plus the beginning of the
period nominal spread of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index.                                 11,081,500     1/31/05         38,179

Agreement with Morgan Stanley
& Co. dated July 16, 2004 to
pay monthly the notional
amount multiplied by the
nominal spread depreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive monthly the notional
amount multiplied by the
nominal spread appreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index and an
accrual of 47 basis points
plus the beginning of the
period nominal spread of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index.                                 22,163,000     1/31/05         94,156
----------------------------------------------------------------------------
                                                                    $270,182
----------------------------------------------------------------------------

Credit default contracts outstanding at October 31, 2004 (unaudited)

                                                                  Unrealized
                                                     Notional   appreciation/
                                                       amount   depreciation
----------------------------------------------------------------------------
Agreement with JPMorgan Chase
Bank effective September 08,
2004, maturing on December 20,
2009, to receive a premium
equal to 10.09% times the
notional amount.  For each
credit default event related
to one of the issues within
the CDX HY 3.75%, 12/20/09
Bond Index, the fund makes a
payment of the proportional
notional amount times the
difference between the par
value and the then-market
value of the defaulted issue.                      $1,485,000       $(12,773)

Agreement with Bank of
America, N.A.  effective
August 11, 2004, maturing on
April 15, 2010, to receive a
premium equal to 4.42% times
the notional amount.  Upon a
credit default event of  News
Corp. Libor plus 85, 2010 the
fund makes a payment of the
proportional notional amount
times the difference between
the par value and the
then-market value of  News
Corp. Libor plus 85, 2010.                          2,120,000        (27,933)

Agreement with Merrill Lynch
International effective
September 07, 2004, maturing
on December 20, 2009, to
receive a premium equal to
10.22% times the notional
amount.  Upon a credit default
event of  CDX HY BB Libor plus
225, December 20, 2009 the
fund makes a payment of the
proportional notional amount
times the difference between
the par value and the
then-market value of  CDX HY
BB Libor plus 225, December
20, 2009.                                           1,485,000        (16,471)

Agreement with Merrill Lynch
International effective July
01, 2004, maturing on July 1,
2007, to receive a premium
equal to 1.44% times the
notional amount.  Upon a
credit default event of
Consolidated Natural Gas,
6.625%, December 12, 2008, the
fund makes a payment of the
proportional notional amount
times the difference between
the par value and the
then-market value of
Consolidated Natural Gas,
6.625%, December 12, 2008.                          4,410,000        (29,207)

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives
a payment of the outstanding
notional amount times 2.35%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                         2,542,815         38,309

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives
a payment of the outstanding
notional amount times 2.55625%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                         2,542,815         13,256

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives
a payment of the outstanding
notional amount times 2.4625%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                         1,271,407         22,679

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives
a payment of the outstanding
notional amount times 2.433%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                           953,556         18,126

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives
a payment of the outstanding
notional amount times 2.475%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                           635,704          6,798

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives
a payment of the outstanding
notional amount times 2.5% and
the fund pays in the event of
a credit default in one of the
underlying securities in the
basket of BB CMBS securities.                         317,852         13,316

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives
a payment of the outstanding
notional amount times 2.6% and
the fund pays in the event of
a credit default in one of the
underlying securities in the
basket of BB CMBS securities.                         317,852         (8,440)

----------------------------------------------------------------------------
                                                                     $17,660
----------------------------------------------------------------------------

    NOTES

  (a) Percentages indicated are based on net assets of $5,496,123,863.

  (b) The aggregate identified cost on a tax basis is $5,685,574,603, resulting in gross unrealized appreciation and depreciation of $613,926,300 and $84,555,052, respectively, or net unrealized appreciation of $529,371,248.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2004.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at October 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2004, the value of securities loaned amounted to $141,990,932. The fund received cash collateral of $145,707,163 which is pooled with collateral of other Putnam funds into 23 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,317,875 for the period ended October 31, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      TBA after the name of a security represents to be announced securities.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at October 31, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

      Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
      The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of asses and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: December 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: December 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: December 28, 2004